UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3112

Smith Barney Municipal Money Market Fund, Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  March 31
Date of reporting period: March 31, 2004

ITEM 1.    REPORT TO STOCKHOLDERS.

           The Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------

           -----------------------------------------------------------
                                  SMITH BARNEY
                                    MUNICIPAL
                             MONEY MARKET FUND, INC.
           -----------------------------------------------------------

                         ANNUAL REPORT | MARCH 31, 2004

                 [LOGO] Smith Barney
                        Mutual Funds
                 Your Serious Money. Professionally Managed.(R)

         Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

           -----------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
           -----------------------------------------------------------

================================================================================
                                  WHAT'S INSIDE
================================================================================

Letter from the Chairman ....................................................  1

Manager Overview ............................................................  3

Schedule of Investments .....................................................  7

Statement of Assets and Liabilities ......................................... 39

Statement of Operations ..................................................... 40

Statements of Changes in Net Assets ......................................... 41

Notes to Financial Statements ............................................... 42

Financial Highlights ........................................................ 47

Independent Auditors' Report ................................................ 48

Additional Information ...................................................... 49

Tax Information ............................................................. 53

================================================================================
                            LETTER FROM THE CHAIRMAN
================================================================================

[PHOTO OMITTED]

R. JAY GERKEN, CFA

Chairman, President and
Chief Executive Officer

Dear Shareholder,

Amid uneven prospects about the economy, stock market volatility and geopolitical concerns during the past year, many investors shifted their hard-earned dollars into shorter-term fixed-income funds to complement their higher-risk investments. Despite low nominal yields municipal money market securities continued to offer favorable yields, in comparison to their taxable fixed-income counterparts, for investors in middle- and higher-income tax brackets.

During much of the year, interest rate concerns remained contained due to lackluster employment data, subdued inflation and comments from the Fed, which led many investors to believe that it would refrain from raising its interest rate targets during 2003. However, the economy picked up over the year, state-tax revenues collectively improved over the latter half of 2003(i), and U.S. job growth for March significantly exceeded estimates.(ii)

Throughout the year the fund's manager anticipated that economic growth could improve, and a pick-up in activity could potentially lead to higher inflation and interest rates. Therefore, the manager maintained a relatively defensive posture in managing the portfolio's exposure to inflation and interest rate risk by maintaining a relatively neutral average maturity.

Municipal money market securities provide income that is exempt from federal, and sometimes state and local, income taxes. Your financial adviser can help you implement a suitable asset allocation based on your investment profile to help you pursue your long-term financial goals.

Please read on for a more detailed look at prevailing economic and market conditions during the fund's fiscal year and to learn how those conditions and changes made to the portfolio during this time may have affected fund performance.


    1   Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,


/s/ R. Jay Gerken


R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

April 12, 2004


    2   Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
                                MANAGER OVERVIEW
================================================================================

[PHOTO OMITTED]                              [PHOTO OMITTED]

JOSEPH P. DEANE                              JULIE P. CALLAHAN, CFA

Vice President and                           Vice President and
Investment Officer                           Investment Officer

Performance Review

As of March 31, 2004, the seven-day current yield for Class A shares of the Smith Barney Municipal Money Market Fund, Inc. was 0.41% and its seven-day effective yield, which reflects compounding, was 0.41%. These numbers are the same due to rounding.

The seven-day effective yield is calculated similarly

--------------------------------------------------------------------------------
                 SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.
                   CLASS A SHARES YIELDS AS OF MARCH 31, 2004

--------------------------------------------------------------------------------
   Seven-day current yield                                             0.41%
--------------------------------------------------------------------------------
   Seven-day effective yield                                           0.41%
--------------------------------------------------------------------------------

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost.

The fund's yields will vary and performance of other share classes may differ. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

In the cases where the current yield and effective yield are the same, it is due to rounding. The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. The seven-day current and seven-day effective yields for Class Y shares as of this same date were 0.56% and 0.56%, respectively.

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.
--------------------------------------------------------------------------------


    3   Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report
to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. Please note that the performance represents past performance, which is not a guarantee of future results, and yields will vary. In addition, your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

Market Overview

In order to help boost economic activity, last June the Fed reduced its target for the federal funds rate,(iii) which dropped to four-decade lows. As a result, the yields on tax-exempt money market instruments continued to fall. By August, evidence of an improvement in the national economy emerged, and as a result longer-term bond yields started to rise. However, many investors believed the Fed would likely leave short-term interest rates at prevailing low levels over the foreseeable future, and tax-exempt money market yields generally remained near their lows.

Stronger-than-anticipated economic growth consensus estimates for the third calendar quarter rekindled concerns about interest rates and inflation. Despite the 8.2% annual growth in gross domestic product ("GDP")(iv) over the third quarter of 2003, investors' concerns about the prospects of inflation and rising rates were contained because some of this growth was attributable to one-time factors, such as the tax cuts and the end of major combat operations in Iraq. Furthermore, many investors felt the Fed appeared to be in a holding pattern from adjusting its rate targets.


    4   Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

2004: Investors Question the Fed's Patience

Investors spent the first quarter dissecting language from the Fed, which stated in late January that it "believes that it can be patient in removing its policy accommodation."(v) However, the fact that the Fed did not include the phrase "considerable period" in this statement as it had before led many investors to question when the Fed's patience would run out.

Estimates of fourth calendar quarter's 2003 GDP annual growth released during the period registered at 4.1%.(iv) This rate was below third-quarter 2003 results but exceeded levels from early last year. Furthermore, in recent testimony to Congress, Fed Chairman Alan Greenspan revealed that the Fed raised its expectations for economic growth. On a state level, revenues have continued to rise amid the improvement in the national economy. Tax revenues for the fourth quarter of last year on average increased 7.2% at the state level over results for the final quarter of 2002.(i)

Although the broader economy has shown significant signs of improvement since early last year, the job market has remained the weak link to a sustainable recovery. Employment data(vi) released after the first quarter of 2004 ended showed that the unemployment rose to 5.7% in March, versus 5.6% in February. However, the U.S. economy added 308,000 non-farm payroll jobs in March,vi marking the largest number since April 2000.(i) This result raised expectations that the strength of the economy may be improving, raising concerns that inflation could pick up and interest rates rise sooner than previously anticipated.

Investment Approach

The fund included a significant amount of municipal obligations backed by school districts and revenue bonds. Revenue bonds are issued to finance public works such as tunnels, sewer systems and bridges, and are supported directly by the revenues derived from the operations of these systems. The fund maintained a diversified mix of securities that included tax-exempt commercial paper, fixed-rate notes and variable-rate demand obligations. During the year we reduced the average maturity of the fund to just 29 days. This was a reflection of the belief that the short-term municipal yield curve was very flat and there was no added benefit from purchasing securities with longer maturities.


    5   Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

Thank you for your investment in the Smith Barney Municipal Money Market Fund, Inc. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,


/s/ Joseph P. Deane                                 /s/ Julie P. Callahan


Joseph P. Deane                                     Julie P. Callahan, CFA
Vice President and                                  Vice President and
Investment Officer                                  Investment Officer

April 12, 2004


The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of March 31, 2004 and are subject to change. Please refer to pages 7 through 35 for a list and percentage breakdown of the fund's holdings.

RISKS: The fund may invest in derivatives, such as options and futures, which can be illiquid and harder to value, especially in declining markets. A small investment in certain derivatives may have a potentially large impact on the fund's performance. Derivatives can disproportionately increase losses as stated in the prospectus.

(i)   Source: Lehman Brothers.
(ii) Based upon data released on April 1, 2004 from the U.S. Department of Labor.
(iii) The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
(iv) Source for GDP (gross domestic product) growth: Bureau of Labor Statistics. Gross domestic product is a market value of goods and services produced by labor and property in a given country.
(v)   Source: Federal Reserve (January 28, 2004).
(vi)  Source: U.S. Department of Labor (April 1, 2004).


    6   Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Schedule of Investments                                           March 31, 2004
================================================================================

    FACE
   AMOUNT       RATING(a)                        SECURITY                                       VALUE
==========================================================================================================
Alabama -- 1.7%
$   2,000,000   NR+        Auburn AL IDB Donaldson Co. Project 1.20% VRDO AMT              $     2,000,000
    3,000,000   A-1+       Birmingham AL Airport Authority SGA-47 MBIA-Insured
                              PART 1.09% VRDO                                                    3,000,000
    6,000,000   A-1+       Decatur AL IDR NEO Industries Project Series 1998
                              1.19% VRDO AMT                                                     6,000,000
    4,200,000   VMIG 1*    Evergreen AL IDR Tenax Manufacturing Project 1.01% VRDO               4,200,000
    7,000,000   A-1+       Huntsville Carlton Cove AL Carlton Cove Inc. Project
                              Series D 1.02% VRDO                                                7,000,000
    7,250,000   A-1        Huntsville-Redstone Village Special Care Series D 1.04% VRDO          7,250,000
                           Jefferson County AL Sewer Revenue:
    2,400,000   A-1+          Series A FGIC-Insured 1.00% VRDO                                   2,400,000
                              XLCA-Insured:
   10,000,000   A-1+             Series B-2 1.02% VRDO                                          10,000,000
   21,200,000   A-1+             Series B-3 1.03% VRDO                                          21,200,000
   47,600,000   A-1              Series C-6 1.02% VRDO                                          47,600,000
                           Stevenson AL IDB Mead Corp. Project:
    6,465,000   A-1+          1.02% VRDO                                                         6,465,000
   10,000,000   A-1+          1.08% VRDO AMT                                                    10,000,000
----------------------------------------------------------------------------------------------------------
                                                                                               127,115,000
----------------------------------------------------------------------------------------------------------
Alaska -- 0.2%
   14,735,000   A-1+       Alaska HFA Series 1999-B PART 1.17% VRDO AMT                         14,735,000
    1,400,000   A-1+       Alaska HFC Governmental Purpose University of Alaska
                              Series A 1.06% VRDO                                                1,400,000
----------------------------------------------------------------------------------------------------------
                                                                                                16,135,000
----------------------------------------------------------------------------------------------------------
Arizona -- 1.0%
                           Apache County AZ IDR PCR Tucson Electric Power Co.:
   16,100,000   A-1           Series 83-A 1.05% VRDO                                            16,100,000
    1,800,000   A-1+          Series 83-B 1.02% VRDO                                             1,800,000
    8,100,000   A-1+       Maricopa County AZ IDA MFH San Miguel Apartments Project
                              FNMA 1.07% VRDO AMT                                                8,100,000
                           Phoenix AZ Civic Improvement Waste Water Revenue TECP:
   10,000,000   A-1+          0.95% due 5/20/04                                                 10,000,000
    2,500,000   A-1+          0.98% due 7/14/04                                                  2,500,000
    4,000,000   VMIG 1*    Phoenix AZ IDA MFH Del Mar Terrace Series A FHLMC
                              1.03% VRDO                                                         4,000,000
    2,005,000   A-1+       Pima County AZ IDA SFM GNMA Series 111-A PART 1.12%
                              VRDO AMT                                                           2,005,000
    1,590,000   A-1+       Tempe AZ Excise Tax Revenue Tempe Center for the Arts
                              Project 1.12% VRDO                                                 1,590,000
   15,000,000   NR+        Tempe AZ IDA Friendship Village Project Series C 1.02% VRDO          15,000,000
   12,500,000   A-1+       University of Arizona COP Student Union Bookstore Series B
                              AMBAC-Insured 1.03% VRDO                                          12,500,000
----------------------------------------------------------------------------------------------------------
                                                                                                73,595,000
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


    7   Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Schedule of Investments (continued)                               March 31, 2004
================================================================================

    FACE
   AMOUNT       RATING(a)                        SECURITY                                       VALUE
==========================================================================================================
Arkansas -- 0.2%
$  11,500,000   AAA        Crossett AR PCR Georgia-Pacific Corp. Project 1.02% VRDO        $    11,500,000
----------------------------------------------------------------------------------------------------------
California -- 1.7%
    4,000,000   A-1+       California HFA AMT MFH Series E 1.00% VRDO                            4,000,000
   21,500,000   A-1+       California State Department of Water and Power Supply
                              Series C-2 AMBAC-Insured 1.00% VRDO                               21,500,000
   28,000,000   VMIG 1*    California State Department of Veterans Affairs Series A-1
                              1.02% VRDO                                                        28,000,000
   10,000,000   SP-1+      California Statewide Development Authority Trans Series A-3
                              FSA-Insured 2.00% due 6/30/04                                     10,025,562
   10,500,000   SP-1+      California State RAN Series A-3 2.00% due 6/23/04                    10,522,061
   10,000,000   SP-1+      California State RAN Series A-5 2.00% due 6/23/04                    10,021,011
   44,500,000   SP-1       California State RAW Series B 2.00% due 6/16/04                      44,565,075
      300,000   A-1+       Orange County CA Sanitation Series B 1.10% VRDO                         300,000
----------------------------------------------------------------------------------------------------------
                                                                                               128,933,709
----------------------------------------------------------------------------------------------------------
Colorado -- 1.3%
    8,990,000   A-1        Adams County CO School District GO MSTC Series 2002-9050
                              FSA-Insured PART 1.10% VRDO (b)                                    8,990,000
    1,000,000   VMIG 1*    Colorado Education & Cultural Facilities National Jewish
                              Federation Building Project 1.00% VRDO                             1,000,000
    6,595,000   A-1        Colorado Health Facilities Authority Bethesda Living Centers
                              Project 1.02% VRDO                                                 6,595,000
                           Colorado HFA:
    3,360,000   A-1+          MFH Series A-3 Class 1 FHLB 1.03% VRDO                             3,360,000
    2,700,000   A-1+          MFH Series B-3 Class 1 FHLB 1.06% VRDO AMT                         2,700,000
    1,615,000   A-1+          SFM Series A-3 FHLB 1.03% VRDO                                     1,615,000
       75,000   A-1+       Colorado Housing 1.03% VRDO                                              75,000
   12,800,000   VMIG 1*    Colorado Student Loan Authority AMBAC-Insured
                              Series 1990-A 1.08% VRDO AMT                                      12,800,000
    2,545,000   A-1        Dove Valley Metropolitan District Arapahoe County GO
                              1.20% due 11/1/04                                                  2,545,000
   10,000,000   VMIG 1*    Lowry Economic Redevelopment Authority Series A
                              1.03% VRDO                                                        10,000,000
                           Regional Transportation District of Colorado Series 2001-A TECP:
    7,500,000   A-1+          1.05% due 4/6/04                                                   7,500,000
   10,000,000   A-1+          0.95% due 6/7/04                                                  10,000,000
   20,000,000   A-1+          0.97% due 8/3/04                                                  20,000,000
    5,000,000   A-1+          0.95% due 8/11/04                                                  5,000,000
----------------------------------------------------------------------------------------------------------
                                                                                                92,180,000
----------------------------------------------------------------------------------------------------------
Connecticut -- 0.1%
    6,200,000   A-1+       Connecticut State Health & Education Authority Yale University
                              Series T-1 1.07% VRDO                                              6,200,000
----------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

    8   Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Schedule of Investments (continued)                               March 31, 2004
================================================================================

    FACE
   AMOUNT       RATING(a)                        SECURITY                                       VALUE
==========================================================================================================
Delaware -- 0.4%
                           Delaware EDA Hospital Billing AMBAC-Insured:
$   3,300,000   A-1           Series B 1.00% VRDO                                          $     3,300,000
   18,315,000   A-1           Series C 1.00% VRDO                                               18,315,000
    7,000,000   NR+        Sussex County DE Perdue Farms Inc. Project 1.16% VRDO AMT             7,000,000
----------------------------------------------------------------------------------------------------------
                                                                                                28,615,000
----------------------------------------------------------------------------------------------------------
District of Columbia -- 2.1%
                           District of Columbia GO:
   75,500,000   A-1+          Series C FGIC-Insured 1.05% VRDO                                  75,500,000
    2,565,000   A-1+          Series D MBIA-Insured 1.03% VRDO                                   2,565,000
   10,000,000   A-1+          Series D-2 FSA-Insured 1.05% VRDO                                 10,000,000
                           District of Columbia Revenue:
                              American University:
    2,400,000   A-1              1.00% VRDO                                                      2,400,000
   16,960,000   VMIG 1*          AMBAC-Insured 1.03% VRDO                                       16,960,000
    4,440,000   NR+           Enterprises LLC Project 1.21% VRDO AMT                             4,440,000
   14,000,000   A-1+          Henry J. Kaiser Family Foundation 1.05% VRDO                      14,000,000
    6,765,000   A-1+          JFK Center for Performing Arts AMBAC-Insured 1.02% VRDO            6,765,000
    1,600,000   VMIG 1*       National Geographic Society 1.00% VRDO                             1,600,000
   11,000,000   VMIG 1*       St. Patrick's Episcopal 1.02% VRDO                                11,000,000
   11,975,000   A-1+       Metropolitan Washington DC Airport Authority Series C
                              FSA-Insured 1.08% VRDO AMT                                        11,975,000
----------------------------------------------------------------------------------------------------------
                                                                                               157,205,000
----------------------------------------------------------------------------------------------------------
Florida -- 3.3%
                           Broward County FL HFA MFH:
    3,450,000   A-1           Fishermen's Landing Project 1.03% VRDO                             3,450,000
    3,000,000   A-1           Margarte Investments Project 1.03% VRDO                            3,000,000
   23,215,000   A-1+       Charlotte County FL Utilities Series A FSA-Insured 1.04% VRDO        23,215,000
    2,200,000   A-1+       Duval County FL HFA Glades Apartments FHLMC 1.00% VRDO                2,200,000
    8,350,000   A-1+       Florida HFA MFH Pinnacle Grove Apartments Series A FNMA
                              1.04% VRDO AMT                                                     8,350,000
                           Florida Local Government Finance Commission TECP:
    1,221,000   A-1           0.95% due 4/2/04                                                   1,221,000
    7,735,000   A-1           0.97% due 4/8/04                                                   7,735,000
   32,589,000   A-1           0.98% due 6/7/04                                                  32,589,000
   17,320,000   A-1           0.98% due 6/10/04                                                 17,320,000
    8,100,000   A-1        Florida State Municipal Power Agency Series A
                              0.97% due 4/7/04 TECP                                              8,100,000
   30,760,000   A-1+       Highlands County FL Health Facilities Authority Adventist
                              Health System Series A 1.02% VRDO                                 30,760,000
   20,000,000   A-1+       Jacksonville FL Electric Authority Electric Systems Series F
                              1.00% due 8/12/04 TECP                                            20,000,000
    9,350,000   VMIG 1*    Jacksonville FL Sales Tax Munitop Series 2003-6 MBIA-Insured
                              PART 1.02% due 12/8/04                                             9,350,000


                       See Notes to Financial Statements.

    9   Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Schedule of Investments (continued)                               March 31, 2004
================================================================================

    FACE
   AMOUNT       RATING(a)                        SECURITY                                       VALUE
==========================================================================================================
Florida -- 3.3% (continued)
$   4,000,000   A-1+       Lee County FL IDA Shellpoint Project Series 1999-B
                              1.05% VRDO                                                   $     4,000,000
      500,000   NR+        Lee County FL IDR Healthcare Facilities Hope Hospice Project
                              1.02% VRDO                                                           500,000
    2,630,000   A-1+       Manatee County FL HFA Carriage Club Apartments FNMA
                              1.02% VRDO                                                         2,630,000
    2,400,000   NR+        Manatee County FL IDR Avon Cabinet Corp. Project
                              1.20% VRDO AMT                                                     2,400,000
                           Miami-Dade FL EFA:
    4,050,000   NR+           Florida Memorial College Project 1.05% VRDO                        4,050,000
    5,225,000   A-1+          International University Foundation Project 1.02% VRDO             5,225,000
    1,600,000   NR+        Miami-Dade FL HFA MFH Ward Towers Assisted Series B
                              1.15% VRDO AMT                                                     1,600,000
                           Miami-Dade FL IDA IDR:
    6,035,000   Aa2*          Carrollton School Project 1.02% VRDO                               6,035,000
    6,975,000   NR+           Lawson Industries Inc. Project 1.20% VRDO AMT                      6,975,000
    4,505,000   Aa2*       Miami FL Health Facilities Authority Jewish Home & Hospital
                              for the Aged Project 1.02% VRDO                                    4,505,000
    7,700,000   A-1+       Orange County FL Health Facilities Authority Adventist/Sunbelt
                              Health System 1.02% VRDO                                           7,700,000
    3,675,000   A-1+       Orange County FL HFA MFH Post Lake Apartments
                              FNMA-Insured 1.05% VRDO                                            3,675,000
    2,000,000   A-1+       Orange County FL IDA Blood and Tissue Services 1.05% VRDO             2,000,000
                           Palm Beach County FL:
    3,700,000   VMIG 1*       Criminal Justice Facilities Series 191 PART
                                 1.45% due 9/9/04                                                3,700,000
    6,945,000   NR+           St. Andrews School of Boca Raton 1.05% VRDO                        6,945,000
    4,500,000   A-1+       Pasco County FL School Board COP AMBAC-Insured
                              1.02% VRDO                                                         4,500,000
    2,350,000   NR+        Pinellas County FL IDR Molex Inc. Project Series 1991
                              1.21% VRDO AMT                                                     2,350,000
    1,300,000   A-1        Putnam County FL Development Authority PCR Florida
                              Power & Light 1.10% VRDO                                           1,300,000
    6,000,000   VMIG 1*    Sarasota County FL Public Hospital Board Sarasota Memorial
                              Hospital Series A AMBAC-Insured 1.15% VRDO                         6,000,000
      100,000   A-1+       St. John's County FL HFA Remington FNMA 1.02% VRDO                      100,000
    3,000,000   VMIG 1*    Sunshine State Governmental Finance Commission
                              AMBAC-Insured 1.01% VRDO                                           3,000,000
----------------------------------------------------------------------------------------------------------
                                                                                               246,480,000
----------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

    10  Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Schedule of Investments (continued)                               March 31, 2004
================================================================================

    FACE
   AMOUNT       RATING(a)                        SECURITY                                       VALUE
==========================================================================================================
Georgia -- 6.0%
$  19,140,000   A-1+       Albany-Dougherty County GA Hospital Authority Phoebe
                              Putney Memorial Hospital AMBAC-Insured 1.03% VRDO            $    19,140,000
                           Atlanta GA Airport Authority:
                              FGIC-Insured:
    8,000,000   VMIG 1*          MERLOT Series C FGIC-Insured PART 1.15% VRDO AMT                8,000,000
    9,995,000   A-1              MSTC Series 2001-137 FGIC-Insured PART
                                 1.12% VRDO AMT (b)                                              9,995,000
                              MBIA-Insured:
    9,155,000   A-1+             Series B-2 1.02% VRDO                                           9,155,000
    2,000,000   A-1+             Series B-3 1.02% VRDO                                           2,000,000
   35,000,000   A-1+             Series C-1 1.03% VRDO                                          35,000,000
    7,200,000   A-1+             Series C-3 1.02% VRDO                                           7,200,000
    4,425,000   A-1+       Atlanta GA Water & Wastewater Revenue MSTC Series
                              SGA-145 MBIA-Insured PART 1.09% VRDO                               4,425,000
                           Bibb County GA Development Authority:
    6,750,000   Aa2*          Baptist Village Project 1.02% VRDO                                 6,750,000
    4,700,000   Aa2*          Stratford Academy Project 1.02% VRDO                               4,700,000
   24,635,000   A-1+       Burke County GA PCR Oglethorpe Power Series A
                              FGIC-Insured 1.01% VRDO                                           24,635,000
    2,900,000   Aa2*       Carrollton GA IDR Holox Limited Project 1.16% VRDO AMT                2,900,000
    8,825,000   Aa1*       Clayton County GA Hospital Authority Southern Regional
                              Medical Center Project Series B 1.02% VRDO                         8,825,000
                           Cobb County GA Development Authority:
    5,000,000   VMIG 1*       Boy Scouts of America Atlanta Project 1.02% VRDO                   5,000,000
      900,000   Aa2*          IDR RLR Industries Inc. Project 1.16% VRDO AMT                       900,000
   12,000,000   Aa2*       Columbus GA Hospital Authority St. Francis Hospital Inc.
                              Project 1.02% VRDO                                                12,000,000
                           De Kalb County GA Development Authority:
      985,000   Aa2*          Arbor Montessori Project 1.02% VRDO                                  985,000
    5,800,000   Aa2*          Marist School Inc. Project 1.02% VRDO                              5,800,000
   13,890,000   A-1+       De Kalb GA Private Hospital Authority Egleston Children's
                              Hospital Project 1.04% VRDO                                       13,890,000
      700,000   Aa2*       Dodge County GA IDA Sylvan Hardwoods LLC Project
                              1.16% VRDO AMT                                                       700,000
                           Fulton County GA Development Authority:
   24,210,000   Aa2*          EFA Catholic School Properties Inc. 1.01% VRDO                    24,210,000
    7,500,000   Aa2*          Galloway School 1.05% VRDO                                         7,500,000
    4,180,000   Aa2*          Holy Innocents Episcopal School 1.02% VRDO                         4,180,000
                              IDA:
    2,200,000   Aa2*             Charles Mackarvich Project 1.16% VRDO AMT                       2,200,000
    6,950,000   VMIG 1*          Spelman College Project 1.02% VRDO                              6,950,000
    2,000,000   Aa2*          Lovett School Project 1.02% VRDO                                   2,000,000
   10,185,000   Aa2*          Robert W. Woodruff Arts Project 1.01% VRDO                        10,185,000
    2,000,000   A-1+          Sheltering Arms Project 1.05% VRDO                                 2,000,000
    3,500,000   VMIG 1*       Trinity School Inc. Project 1.02% VRDO                             3,500,000
   15,000,000   Aa2*          Woodward Academy Inc. Project 1.02% VRDO                          15,000,000


                       See Notes to Financial Statements.

    11  Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Schedule of Investments (continued)                               March 31, 2004
================================================================================

    FACE
   AMOUNT       RATING(a)                        SECURITY                                       VALUE
==========================================================================================================
Georgia -- 6.0% (continued)
                           Gainesville GA EDA Riverside Military Project:
$   9,685,000   Aa2*          1.01% VRDO                                                   $     9,685,000
    6,000,000   VMIG 1*       1.02% VRDO                                                         6,000,000
    5,970,000   A-1+       Georgia State HFA Series 299 PART 1.12% VRDO                          5,970,000
    2,400,000   NR+        Georgia State Port Authority Colonels Terminal Project
                              1.16% VRDO AMT                                                     2,400,000
                           Gwinnett County GA Development Authority:
                              Greater Atlanta Christian Schools Project:
    5,400,000   Aa2*             1.02% VRDO                                                      5,400,000
    3,000,000   Aa2*             1.05% VRDO                                                      3,000,000
                              Wesleyan School Inc. Project:
   10,200,000   VMIG 1*          1.02% VRDO                                                     10,200,000
   12,000,000   Aa2*             1.02% VRDO                                                     12,000,000
   15,600,000   A-1+       Gwinnett County GA Hospital Authority Revenue 1.05% VRDO             15,600,000
    7,000,000   Aa1*       Henry County GA Development Authority Pacific Corp. Project
                              1.02% VRDO                                                         7,000,000
    1,700,000   Aa2*       Jackson County GA IDA Snider Tire Inc. Project
                              1.16% VRDO AMT                                                     1,700,000
                           Macon-Bibb County GA Hospital Authority Medical Center of
                              Central Georgia:
    5,090,000   VMIG 1*          1.02% VRDO                                                      5,090,000
   10,000,000   VMIG 1*          1.05% VRDO                                                     10,000,000
                           Municipal Electric Authority of Georgia Project:
    4,715,000   A-1+          MSTC Series SGA-1 MBIA-Insured PART 1.09% VRDO                     4,715,000
   10,000,000   A-1+          Series D MBIA-Insured 1.03% VRDO                                  10,000,000
   30,435,000   A-1        Private Colleges & Universities Authority GA Emory University
                              Series SG-146 PART 1.30% due 12/2/04                              30,435,000
    8,000,000   Aa2*       Rabun County GA Development Authority MFH Nocoochee
                              School Project 1.02% VRDO                                          8,000,000
    6,000,000   A-1        Richmond County GA DFA Educational Facilities St. Mary on
                               the Hill Project 1.01% VRDO                                       6,000,000
    8,345,000   A-1+       Roswell GA Housing Authority Post Canyon Project FNMA
                              1.05% VRDO                                                         8,345,000
    2,150,000   Aa2*       Screven County GA IDA IDR Sylvania Yarn Systems Inc. Project
                              1.10% VRDO AMT                                                     2,150,000
                           Smyrna GA Housing Authority MFH:
    7,000,000   A-1+          Hills of Post Village Project FNMA 1.05% VRDO                      7,000,000
    5,500,000   Aa2*          Walnut Grove Project 1.11% VRDO AMT                                5,500,000
                           Tift County GA IDA IDR:
    3,400,000   A-1+          Burlen Corp. Project 1.15% VRDO AMT                                3,400,000
    3,000,000   Aa3*          Queen Carpet Corp. Project Series A 1.16% VRDO AMT                 3,000,000
    1,600,000   NR+        Valdosta-Lowndes County GA IDA IDR South Georgia
                              Pecan Co. Project 1.15% VRDO AMT                                   1,600,000
----------------------------------------------------------------------------------------------------------
                                                                                               443,915,000
----------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

    12  Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Schedule of Investments (continued)                               March 31, 2004
================================================================================

    FACE
   AMOUNT       RATING(a)                        SECURITY                                       VALUE
==========================================================================================================
Hawaii -- 0.7%
$  10,225,000   A-1        Hawaii State Airport MSTC Series 2001-146 FGIC-Insured
                              PART 1.12% VRDO AMT (b)                                      $    10,225,000
                           Honolulu HI City & County GO:
   10,845,000   A-1           MSTC Series 2001-119A FSA-Insured PART
                                 1.09% VRDO (b)                                                 10,845,000
   33,400,000   A-1+          Series 2001-C FGIC-Insured 1.18% due 12/4/04                      33,400,000
----------------------------------------------------------------------------------------------------------
                                                                                                54,470,000
----------------------------------------------------------------------------------------------------------
Idaho -- 0.0%
    3,225,000   A-1+       Idaho HFA Balmoral Apartments Project 1.16% VRDO AMT                  3,225,000
----------------------------------------------------------------------------------------------------------
Illinois -- 10.3%
    6,600,000   VMIG 1*    Bloomington IL Normal Airport Authority 1.08% VRDO                    6,600,000
                           Chicago IL Board of Education GO:
   28,940,000   AAA           MSTC Series 1999-71 FGIC-Insured PART 1.09% VRDO (b)              28,940,000
    1,500,000   A-1+          Series D FSA-Insured 1.02% VRDO                                    1,500,000
                           Chicago IL GO:
    5,090,000   A-1           MSTC Series 9012 FGIC-Insured PART 1.10% VRDO (b)                  5,090,000
   25,000,000   A-1+          Series B FGIC-Insured 1.04% VRDO                                  25,000,000
   15,000,000   A-1+          Series SGA-99 FGIC-Insured PART 1.09% VRDO                        15,000,000
   13,200,000   A-1+       Chicago IL Metropolitan Water Reclamation District Series E
                              1.03% VRDO                                                        13,200,000
    3,400,000   NR+        Chicago IL MFH Hyde Park Redevelopment Ltd. Project
                              1.16% VRDO AMT                                                     3,400,000
   22,300,000   A-1+       Chicago IL Neighborhoods Alive Series 21-B MBIA-Insured
                              1.02% VRDO                                                        22,300,000
    9,760,000   A-1        Chicago IL O'Hare Airport MSTC 158 AMBAC-Insured PART
                              1.12% VRDO AMT                                                     9,760,000
   44,900,000   A-1+       Chicago IL Tax Increment 1.10% VRDO                                  44,900,000
   46,040,000   NR+        Chicago IL Water Authority Munitops Series 1998-4E
                              FGIC-Insured PART 1.12% VRDO                                      46,040,000
   25,000,000   A-1+       Cook County IL Capital Improvement Series B 1.06% VRDO               25,000,000
                           Cook County IL GO:
    3,500,500   VMIG 1*       Series 458 FGIC-Insured PART 1.07% VRDO                            3,500,500
    5,670,000   A-1+          Series SGA-3 MBIA-Insured PART 1.09% VRDO                          5,670,000
                           Cook County IL IDR:
    2,125,000   A-1           Kenneth Properties Project 1.11% VRDO AMT                          2,125,000
    4,155,000   A-1           Little Lady Foods Inc. Project 1.11% VRDO AMT                      4,155,000
    1,680,000   Aa3*       Crawford County IL Manufacturing Facilities Fair-Rite
                              Products Corp. 1.15% VRDO AMT                                      1,680,000
                           Du Page IL Transportation FSA-Insured PART:
    9,995,000   A-1           Series 139 1.09% due 12/10/03 (b)                                  9,995,000
   18,010,000   A-1           Series 140 1.09% due 12/10/03 (b)                                 18,010,000
   11,510,000   A-1+       Elmhurst IL Revenue Joint Commission on Accreditation of
                              Healthcare Organizations 1.02% VRDO                               11,510,000


                       See Notes to Financial Statements.

    13  Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Schedule of Investments (continued)                               March 31, 2004
================================================================================

    FACE
   AMOUNT       RATING(a)                        SECURITY                                       VALUE
==========================================================================================================
Illinois -- 10.3% (continued)
                           Illinois DFA:
$   2,000,000   VMIG 1*       Carmel High School 1.10% VRDO                                $     2,000,000
    4,600,000   VMIG 1*       Chicago Educational Television Association Series A
                                 1.05% VRDO                                                      4,600,000
    5,250,000   A-1           Council for Jewish Elderly 1.02% VRDO                              5,250,000
   32,400,000   A-1           Evanston Northwestern Series A 1.02% VRDO                         32,400,000
    2,105,000   VMIG 1*       Francis W. Parker School Project 1.02% VRDO                        2,105,000
    4,500,000   A-1+          Glenwood School for Boys 1.05% VRDO                                4,500,000
                              IDR:
    3,035,000   A-1              6 West Hubbard Street 1.10% VRDO AMT                            3,035,000
    3,600,000   NR+              Delta Unibus Corp. Project 1.20% VRDO AMT                       3,600,000
       25,000   A-1              F.C. Ltd Partnership Project 1.14% VRDO AMT                        25,000
    4,405,000   A-1              General Converting Inc. Project Series A
                                   1.11% VRDO AMT                                                4,405,000
    5,000,000   A-1              Prairie Packaging Inc. Project 1.11% VRDO AMT                   5,000,000
    3,175,000   A-1              Profile Plastics Project 1.11% VRDO AMT                         3,175,000
    2,850,000   A-1              Universal Press Inc. Project Series A 1.11% VRDO AMT            2,850,000
   10,700,000   A-1+          Metropolitan Family Services 1.05% VRDO                           10,700,000
   10,200,000   A-1           Northwestern University 1.02% VRDO                                10,200,000
    4,500,000   A-1           Oak Park Resource Corp. Project 1.04% VRDO                         4,500,000
   67,200,000   A-1           Palos Community Hospital, 1.02% VRDO                              67,200,000
                           Illinois EFA:
    7,800,000   VMIG 1*       Cultural Pool 1.03% VRDO                                           7,800,000
    4,800,000   A-1           St. Xavier University Project Series A 1.04% VRDO                  4,800,000
                              University of Chicago:
   10,000,000   A-1+             0.98% due 6/1/04 TECP                                          10,000,000
    9,000,000   A-1+             1.00% due 7/30/04 TECP                                          9,000,000
    5,000,000   A-1+             Series B 1.00% VRDO                                             5,000,000
                           Illinois HDA:
    2,550,000   A-1           Community Howard Theatre 1.11% VRDO AMT                            2,550,000
   11,570,000   A-1           MFH Lakeshore Plaza Series A MBIA-Insured 1.05% VRDO              11,570,000
                           Illinois Health Facilities Authority:
   18,900,000   A-1+          Carle Foundation Hospital AMBAC-Insured 1.05% VRDO                18,900,000
    7,005,000   A-1           Chestnut Square Glen Project Series C 1.02% VRDO                   7,005,000
                              Franciscan Eldercare Project:
   14,300,000   A-1              1.02% VRDO                                                     14,300,000
    7,130,000   A-1              Series C 1.05% VRDO                                             7,130,000
   12,875,000   A-1           Lutheran St. Ministries Series B 1.02% VRDO                       12,875,000
    9,800,000   VMIG 1*       Memorial Health Systems 1.17% VRDO                                 9,800,000
   12,275,000   A-1           Palos Community Hospital Series B 1.02% VRDO                      12,275,000
   13,225,000   A-1           Resurrection Health Series B FSA-Insured 1.03% VRDO               13,225,000
   15,000,000   A-1+          Revolving Fund Pooled Loan Series B 1.05% VRDO                    15,000,000
    5,000,000   A-1           Rosalind Franklin University 1.05% VRDO                            5,000,000
   11,465,000   VMIG 1*       Southern Health Care Inc. 1.03% VRDO                              11,465,000
    3,500,000   A-1+          St. Luke's Medical Center Series B MBIA-Insured 1.04% VRDO         3,500,000
    2,400,000   A-1           University of Chicago MBIA-Insured 1.12% VRDO                      2,400,000


                       See Notes to Financial Statements.

    14  Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Schedule of Investments (continued)                               March 31, 2004
================================================================================

    FACE
   AMOUNT       RATING(a)                        SECURITY                                       VALUE
==========================================================================================================
Illinois -- 10.3% (continued)
$  20,000,000   A-1+       Illinois State GO Series B 1.03% VRDO                           $    20,000,000
   34,300,000   A-1        Illinois State Toll Highway Authority MSTC Series 1998-67
                              FSA-Insured PART 1.09% VRDO (b)                                   34,300,000
                           Illinois Student Assistance Commission Student Loan Revenue:
                              Series A:
    4,200,000   VMIG 1*          1.06% VRDO AMT                                                  4,200,000
    1,300,000   VMIG 1*          MBIA-Insured 1.06% VRDO AMT                                     1,300,000
    2,315,000   AAA           Series XX 4.90% due 9/1/04 AMT                                     2,349,768
    3,500,000   A-1+       Lisle IL MFH Ashley of Lisle Project FHLB 1.03% VRDO                  3,500,000
    3,300,000   A-1+       Lockport IL IDR Panduit Corp. Project 1.08% VRDO AMT                  3,300,000
    1,560,000   A-1        Oak Lawn IL IDR Lavergne Partners Project 1.11% VRDO AMT              1,560,000
    5,250,000   Aa2*       Pekin IL IDR BOC Group Inc. Project 1.01% VRDO                        5,250,000
    5,775,000   A-1        Plainfield IL IDR PM Venture Inc. Project 1.11% VRDO AMT              5,775,000
    4,875,000   VMIG 1*    Regional Transportation Authority of Illinois MERLOT
                              Series A-73 MBIA-Insured PART 1.10% VRDO                           4,875,000
    6,400,000   A-1        Schaumberg IL MFH Windsong Apartments Project
                              1.05% VRDO                                                         6,400,000
    4,400,000   A-1        Tinley Park IL MFH Edgewater Walk IIIA & IIIB 1.05% VRDO              4,400,000
   10,600,000   A-1+       University of Illinois Health Services Facilities Systems
                              Series B 1.05% VRDO                                               10,600,000
----------------------------------------------------------------------------------------------------------
                                                                                               760,325,268
----------------------------------------------------------------------------------------------------------
Indiana -- 3.1%
    1,185,000   Aa2*       Bluffton IN IDR Snider Tire Inc. Project 1.16% VRDO AMT               1,185,000
    4,100,000   P-1*       Fort Wayne IN EDR Technology Project 1.12% VRDO AMT                   4,100,000
   21,980,000   A-1        Fort Wayne IN Hospital Authority Ancilla Systems Inc.
                              Series 1997-19 MBIA-Insured PART 1.09% VRDO (b)                   21,980,000
    2,714,000   VMIG 1*    Franklin IN EDR Pedcor Investments 1.12% VRDO AMT                     2,714,000
   18,205,000   SP-1+      Indiana Bond Bank Midyear Funding Program Series A
                              1.25% due 4/15/04                                                 18,207,162
   25,000,000   SP-1+      Indiana Bond Bank Revenue Series A 2.00% due 1/25/05                 25,181,713
                           Indiana Health Facilities Finance Authority:
   20,000,000   A-1+          Ascension Health System 0.98% due 7/2/04                          20,000,000
    9,600,000   A-1           Baptist Homes of Indiana 1.02% VRDO                                9,600,000
   15,000,000   A-1+          Community Hospital Project Series B 1.05% VRDO                    15,000,000
   11,485,000   A-1           Franciscan Eldercare Project Series B 1.02% VRDO                  11,485,000
    6,500,000   A-1+          Golden Years Homestead Series A 1.02% VRDO                         6,500,000
    6,875,000   A-1           Hartsfield Village Project 1.02% VRDO                              6,875,000
                           Indiana State EFA:
   15,000,000   VMIG 1*       Franklin College Project 1.17% VRDO                               15,000,000
    3,400,000   NR+           Indiana Wesleyan Project 1.05% VRDO                                3,400,000
    2,000,000   VMIG 1*       Wabash College Project 1.05% VRDO                                  2,000,000
    5,000,000   A-1        Indiana State Office Building Commission Facilities Pendleton
                              Juvenile Facility Series A 1.02% VRDO                              5,000,000
    2,795,000   VMIG 1*    Indiana Transportation Finance Authority Series 853
                              FSA-Insured PART 1.20% due 2/10/05                                 2,795,000


                       See Notes to Financial Statements.

    15  Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Schedule of Investments (continued)                               March 31, 2004
================================================================================

    FACE
   AMOUNT       RATING(a)                        SECURITY                                       VALUE
==========================================================================================================
Indiana -- 3.1% (continued)
$     493,000   VMIG 1*    Indiana University Revenue 1.00% VRDO                           $       493,000
                           Indianapolis IN EDA:
    4,100,000   Aa3*          Herff Jones Inc. Project 1.15% VRDO AMT                            4,100,000
    7,400,000   NR+           Pedcor Waterfront Investments Series 1999-A 1.10% VRDO             7,400,000
   42,180,000   A-1        Indianapolis IN Local Public Improvement Bond Bank
                              Series F-1 MBIA-Insured 1.02% VRDO                                42,180,000
    5,125,000   A-1        Warren Township IN Vision 2005 School Building Series A-52
                               FGIC-Insured PART 1.10% VRDO                                      5,125,000
    1,300,000   A-1+       Whiting IN Environmental Facilities BP Amoco 1.15% VRDO               1,300,000
----------------------------------------------------------------------------------------------------------
                                                                                               231,620,875
----------------------------------------------------------------------------------------------------------
Iowa -- 1.0%
                           Iowa Finance Authority:
   15,000,000   A-1           Deerfield Retirement Series A 1.02% VRDO                          15,000,000
   15,670,000   A-1+          Iowa Health System Series B 1.05% VRDO                            15,670,000
    2,200,000   A-1+          Trinity Health Series D 1.01% VRDO                                 2,200,000
    6,000,000   A-1+          Wesley Retirement Services Series B 1.02% VRDO                     6,000,000
   18,430,000   SP-1+      Iowa State Primary Road Fund RAN 2.00% due 6/30/04                   18,475,505
   13,495,000   A-1        Iowa State Vision Special Fund MSTC Series 2001-173
                              MBIA-Insured PART 1.09% VRDO (b)                                  13,495,000
    4,995,000   Aaa*       Iowa Student Loan Liquidity Corp. Series 968
                              PART 1.12% VRDO                                                    4,995,000
----------------------------------------------------------------------------------------------------------
                                                                                                75,835,505
----------------------------------------------------------------------------------------------------------
Kansas -- 0.5%
                           Kansas State Department of Transportation Highway Revenue:
    4,995,000   VMIG 1*       Series 878 PART 1.07% VRDO                                         4,995,000
   14,000,000   A-1+          Series B-2 1.00% VRDO                                             14,000,000
    1,425,000   Aa2*       Lawrence KS IDR Ram Co. Project Series A 1.16% VRDO AMT               1,425,000
   15,860,000   VMIG 1*    Wichita KS Airport Authority Flight Safety International
                              1.11% VRDO                                                        15,860,000
----------------------------------------------------------------------------------------------------------
                                                                                                36,280,000
----------------------------------------------------------------------------------------------------------
Kentucky -- 1.4%
    3,000,000   A-1+       Daviess County KY Exempt Facilities Kimberly-Clark Corp.
                              Project 1.15% VRDO AMT                                             3,000,000
                           Daviess County KY Solid Waste Disposal Facilities Scott
                              Paper Co. Project:
    1,850,000   A-1+             Series A 1.15% VRDO AMT                                         1,850,000
    4,800,000   A-1+             Series B 1.15% VRDO AMT                                         4,800,000
    1,580,000   VMIG 1*    Fulton County KY United Healthcare Hospital Co. 1.07% VRDO            1,580,000
   35,000,000   SP-1       Kentucky Association of Counties TRAN 2.00% due 6/30/04              35,093,810
    3,100,000   A-1+       Kentucky Higher Education Student Loan Corp. Series E
                              AMBAC-Insured 1.08% VRDO AMT                                       3,100,000
    2,990,000   A-1        Kentucky State Properties & Buildings Commission MSTC
                              Series 9027-A FSA-Insured PART 1.10% VRDO (b)                      2,990,000


                       See Notes to Financial Statements.

    16  Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Schedule of Investments (continued)                               March 31, 2004
================================================================================

    FACE
   AMOUNT       RATING(a)                        SECURITY                                       VALUE
==========================================================================================================
Kentucky -- 1.4% (continued)
$  19,011,500   A-1        Kentucky State Turnpike Authority Series 567 FSA-Insured
                              PART 1.07% VRDO                                              $    19,011,500
    3,300,000   A-1+       Lexington KY Center Corp. Mortgage Series A
                              AMBAC-Insured 1.02% VRDO                                           3,300,000
   18,930,000   A-1+       Louisville & Jefferson County KY Metropolitan Sewer & Drain
                              System Series SG-132 FGIC-Insured PART 1.07% VRDO                 18,930,000
    3,300,000   A-1        Owensboro KY IDR West Irving Die Castings 1.11% VRDO AMT              3,300,000
    9,505,000   A-1+       Williamsburg KY Educational Building Revenue Cumberland
                              Project 1.02% VRDO                                                 9,505,000
----------------------------------------------------------------------------------------------------------
                                                                                               106,460,310
----------------------------------------------------------------------------------------------------------
Louisiana -- 0.8%
    9,525,000   VMIG 1*    Louisiana HFA MFH New Orleanean 1.05% VRDO                            9,525,000
                           Louisiana Local Government Environmental Facilities
                              Development Authority BASF Corp. Project:
   18,000,000   A-1+             1.11% VRDO AMT                                                 18,000,000
    6,000,000   A-1+             Series A 1.11% VRDO AMT                                         6,000,000
   20,000,000   A-1        Louisiana PFA Christus Health Series 1999-B AMBAC-Insured
                              0.95% due 4/1/04 TECP                                             20,000,000
    5,560,000   A-1+       Louisiana State University Agriculture Mechanical College
                              FGIC-Insured 1.03% VRDO                                            5,560,000
    1,800,000   A-1+       St. Charles Parish LA Shell Oil Company 1.02% VRDO                    1,800,000
----------------------------------------------------------------------------------------------------------
                                                                                                60,885,000
----------------------------------------------------------------------------------------------------------
Maine -- 0.6%
    4,450,000   A-1        Auburn ME Revenue Obligation Morse Brothers Inc. Project
                              1.11% VRDO AMT                                                     4,450,000
    1,980,000   A-1+       Gorham ME Revenue Obligation Montalvo Properties LLC
                              Project Series A 1.11% VRDO AMT                                    1,980,000
                           Maine State GO BAN:
   10,680,000   SP-1+         1.75% due 6/24/04                                                 10,702,590
    4,560,000   MIG 1*        2.00% due 6/24/04                                                  4,569,770
   20,000,000   A-1+       Maine State Housing Authority Series E-1 AMBAC-Insured
                              1.07% VRDO                                                        20,000,000
----------------------------------------------------------------------------------------------------------
                                                                                                41,702,360
----------------------------------------------------------------------------------------------------------
Maryland -- 3.8%
    4,000,000   VMIG 1*    Baltimore County MD EDR St. Timothy's School Project
                              1.05% VRDO                                                         4,000,000
   20,000,000   A-1+       Baltimore County MD Public Improvement BAN
                              0.95% due 4/1/04 TECP                                             20,000,000
    7,505,000   A-1        Baltimore MD GO Series PT-364 PART 1.09% due 4/29/04                  7,505,000
   12,790,000   A-1+       Gaithersburg MD EDA Asbury Methodist Village Inc.
                              MBIA-Insured 1.02% VRDO                                           12,790,000
    2,125,000   A-1+       Howard County MD IDR Preston County Ltd. Partnership
                              1.25% VRDO AMT                                                     2,125,000


                       See Notes to Financial Statements.

    17  Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Schedule of Investments (continued)                               March 31, 2004
================================================================================

    FACE
   AMOUNT       RATING(a)                        SECURITY                                       VALUE
==========================================================================================================
Maryland -- 3.8% (continued)
$   8,890,000   A-1        Howard County MD Vantage House Facilities Series B
                              1.02% VRDO                                                   $     8,890,000
                           Maryland CDA Department of Housing and Community Development:
    4,970,000   A-1              MSTC Series 1999-76 FSA-Insured PART 1.12% VRDO                 4,970,000
   15,000,000   VMIG 1*          Series D 1.17% due 12/21/04                                    15,000,000
    6,000,000   VMIG 1*          Series E 1.25% due 12/21/04                                     6,000,000
    2,000,000   A-1+       Maryland State EDC EDR Associated Project Series A
                              1.05% VRDO                                                         2,000,000
                           Maryland State GO PART:
    9,575,000   A-1           Series 389 1.09% due 4/29/04                                       9,575,000
   20,850,000   A-1           Series 390 1.07% VRDO                                             20,850,000
   24,250,000   A-1+       Maryland State Health & Higher Education Facilities Authority
                              University of Maryland Medical System Series A 1.02% VRDO         24,250,000
   82,850,000   A-1+       Maryland State Stadium Authority Sports Facilities Lease
                              1.10% VRDO AMT                                                    82,850,000
                           Montgomery County MD EDA Howard Hughes Medical Institute:
    8,500,000   A-1+          Series A 1.04% VRDO                                                8,500,000
   15,000,000   A-1+          Series B 1.07% VRDO                                               15,000,000
   25,500,000   A-1+          Series C 1.04% VRDO                                               25,500,000
                           Montgomery County MD GO:
    8,000,000   A-1+          Series 2002 0.95% due 4/6/04 TECP                                  8,000,000
    6,265,000   A-1           Series PT-401 PART 1.09% due 4/29/04                               6,265,000
----------------------------------------------------------------------------------------------------------
                                                                                               284,070,000
----------------------------------------------------------------------------------------------------------
Massachusetts -- 5.1%
   14,000,000   A-1+       Massachusetts Port Authority Series 2003-B
                              0.96% due 5/3/04 TECP AMT                                         14,000,000
                           Massachusetts State DFA:
    2,305,000   A-1           Ahead Headgear Inc. 1.05% VRDO AMT                                 2,305,000
    1,000,000   A-1+          Boston University Series R-1 XLCA-Insured 1.03% VRDO               1,000,000
    1,000,000   A-1           Carleton-Willard Village 1.01% VRDO                                1,000,000
      800,000   A-1           Cider Mill Farms Series 1999 1.15% VRDO AMT                          800,000
    1,500,000   A-1+          Draper Labs MBIA-Insured 1.03% VRDO                                1,500,000
   11,606,000   A-1+          Higher Education Smith College 1.01% VRDO                         11,606,000
    3,195,000   A-1           Kayem Foods Inc. 1.05% VRDO AMT                                    3,195,000
    2,900,000   A-1           Leakite Corp. 1.05% VRDO AMT                                       2,900,000
    1,000,000   A-1+          Newark Group Project Series A 1.04% VRDO AMT                       1,000,000
      750,000   NR+           Notre Dame Healthcare Center 1.10% VRDO                              750,000
    2,000,000   A-1           Revenue Notes 0.95% due 8/20/04 TECP                               2,000,000
    1,950,000   A-1           Salema Family Limited Partnership 1.05% VRDO AMT                   1,950,000
    2,245,000   VMIG 1*       Semass System Series 563 MBIA-Insured PART
                                 1.02% VRDO                                                      2,245,000
    1,300,000   A-1+          Solid Waste Neward Group Project Series C
                                 1.05% VRDO AMT                                                  1,300,000


                       See Notes to Financial Statements.

    18  Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Schedule of Investments (continued)                               March 31, 2004
================================================================================

    FACE
   AMOUNT       RATING(a)                        SECURITY                                       VALUE
==========================================================================================================
Massachusetts -- 5.1% (continued)
                           Massachusetts State GO:
$  34,990,000   A-1           MSTC Series 2002-209 FSA-Insured 1.09% VRDO (b)              $    34,990,000
    4,000,000   VMIG 1*       Series 314 PART 1.07% VRDO                                         4,000,000
   29,400,000   A-1+          Series 1997-B 1.02% VRDO                                          29,400,000
   14,500,000   A-1+          Series A 1.01% VRDO                                               14,500,000
      950,000   A-1+          Series B 1.01% VRDO                                                  950,000
                           Massachusetts State HEFA:
    2,405,000   A-1           Berklee College Series 385 MBIA-Insured PART
                                 1.05% due 7/8/04                                                2,405,000
                              Harvard University:
    1,000,000   VMIG 1*          MERLOT Series WW PART 1.04% VRDO                                1,000,000
   14,258,000   A-1+             Series EE 0.98% due 8/6/04 TECP                                14,258,000
                              Partners Healthcare System:
   32,550,000   A-1+             Series D-3 1.00% VRDO                                          32,550,000
    1,000,000   A-1+             Series D-6 1.10% VRDO                                           1,000,000
   18,525,000   A-1+             Series P-1 FSA-Insured 1.03% VRDO                              18,525,000
    4,600,000   A-1+          Williams College 1.00% VRDO                                        4,600,000
                           Massachusetts State HFA FSA-Insured:
   56,435,000   A-1+          Series F 1.03% VRDO                                               56,435,000
    2,400,000   VMIG 1*       SFM 1.08% VRDO AMT                                                 2,400,000
    2,900,000   VMIG 1*    Massachusetts State IFA Milton Academy MBIA-Insured
                              1.01% VRDO                                                         2,900,000
                           Massachusetts State Turnpike Authority PART:
    4,010,000   VMIG 1*       Series 334 MBIA-Insured 1.02% VRDO                                 4,010,000
    1,300,000   VMIG 1*       Series 335 AMBAC-Insured 1.02% VRDO                                1,300,000
    8,000,000   VMIG 1*    Massachusetts State Water Pollution Abatement Trust
                              Series 9 2.00% due 8/1/04                                          8,026,486
                           Massachusetts State Water Resources Authority FGIC-Insured:
   31,755,000   A-1+          Series B 1.03% VRDO                                               31,755,000
    4,000,000   A-1+          Series C 1.03% VRDO                                                4,000,000
   43,850,000   A-1+          Series D 1.03% VRDO                                               43,850,000
   15,000,000   MIG 1*     Newton MA BAN 1.50% due 8/27/04                                      15,031,836
----------------------------------------------------------------------------------------------------------
                                                                                               375,437,322
----------------------------------------------------------------------------------------------------------
Michigan -- 4.2%
    7,000,000   VMIG 1*    Detroit MI City School Building Munitop 2002-29 GO
                              FGIC-Insured PART 1.08% due 1/28/04                                7,000,000
    1,400,000   A-1+       Detroit MI Sewer Disposal Series A 1.03% VRDO                         1,400,000
   53,450,000   A-1+       Detroit MI Water Supply Second Lien Series C FGIC-Insured
                              1.01% VRDO                                                        53,450,000
    6,655,000   A-1        Hartland MI School District MSTC Series 2001-127
                              PART 1.09% VRDO (b)                                                6,655,000
    5,000,000   A-1        Michigan Hospital Finance Authority Trinity Health System
                              Series E AMBAC-Insured 1.02% VRDO                                  5,000,000
   25,000,000   SP-1+      Michigan Muni Bond Authority Series B-2 2.00% due 8/23/04            25,094,439


                       See Notes to Financial Statements.

    19  Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Schedule of Investments (continued)                               March 31, 2004
================================================================================

    FACE
   AMOUNT       RATING(a)                        SECURITY                                       VALUE
==========================================================================================================
Michigan -- 4.2% (continued)
$  29,900,000   A-1+       Michigan State Building Authority Series 3
                              0.98% due 6/10/04 TECP                                       $    29,900,000
                           Michigan State GO:
   30,000,000   SP-1+         Series A 2.0% 9/30/04                                             30,151,692
   31,725,000   A-1+          Series B 1.1% due 5/11/04                                         31,725,000
                           Michigan State HDA:
    5,525,000   NR+           Limited Obligation Pine Ridge 1.02% VRDO                           5,525,000
                              Rental Housing MBIA-Insured:
   22,860,000   A-1+             Series A 1.05% VRDO                                            22,860,000
   16,385,000   A-1+             Series C 1.02% VRDO                                            16,385,000
    6,300,000   NR+           Shoal Creek 1.02% VRDO                                             6,300,000
   15,000,000   A-1+       Michigan State Higher Education Student Loan Authority
                              AMBAC-Insured 1.06% VRDO AMT                                      15,000,000
    4,865,000   A-1        Michigan State Housing Series 2000-A MBIA-Insured
                              1.03% VRDO                                                         4,865,000
    7,290,000   NR+        Oakland University MI General University Revenue
                              FGIC-Insured 1.03% VRDO                                            7,290,000
                           University of Michigan:
    8,500,000   A-1+          Medical Services Plan Series A 1.00% VRDO                          8,500,000
    6,695,000   A-1+          University General Revenue 1.00% VRDO                              6,695,000
   23,535,000   A-1+          University Hospital 1.00% VRDO                                    23,535,000
----------------------------------------------------------------------------------------------------------
                                                                                               307,331,131
----------------------------------------------------------------------------------------------------------
Minnesota -- 0.7%
    5,090,000   A-1+       Bloomington MN MFH Norlan Partners LP Series A-1 FNMA
                              1.12% VRDO AMT                                                     5,090,000
   10,000,000   VMIG 1*    Minneapolis MN Guthrie Theater Project Series E 1.02% VRDO           10,000,000
    1,000,000   A-1+       Minneapolis & St. Paul MN HDA Children's Health Care
                              Series B FSA-Insured 1.12% VRDO                                    1,000,000
    9,000,000   A-1+       Minneapolis & St. Paul MN Metropolitan Airport Commission
                              MSTC Series SGA-127 FGIC-Insured PART 1.09% VRDO                   9,000,000
    4,300,000   A-1+       Minnesota State HFA Residential Housing Series B
                              1.07% VRDO AMT                                                     4,300,000
    4,560,000   VMIG 1*    Plymouth MN MFH Parkside Apartments Projects
                              FNMA-Insured 1.02% VRDO                                            4,560,000
                           St. Paul MN HDA MFH:
    4,700,000   A-1+          District Heating Revenue 1.03% VRDO                                4,700,000
   10,000,000   VMIG 1*       Highland Ridge Project FHLMC 1.02% VRDO                           10,000,000
----------------------------------------------------------------------------------------------------------
                                                                                                48,650,000
----------------------------------------------------------------------------------------------------------
Miscellaneous -- 0.7%
                           Clipper Tax Exempt Certificates PART:
    6,555,088   VMIG 1*       Series 1992-2 1.32% VRDO AMT                                       6,555,088
   20,000,000   VMIG 1*       Series 2003-5 1.22% VRDO                                          20,000,000
   27,170,000   VMIG 1*       Series A FSA-Insured 1.27% VRDO                                   27,170,000
----------------------------------------------------------------------------------------------------------
                                                                                                53,725,088
----------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

    20  Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Schedule of Investments (continued)                               March 31, 2004
================================================================================

    FACE
   AMOUNT       RATING(a)                        SECURITY                                       VALUE
==========================================================================================================
Mississippi -- 0.7%
$  26,750,000   A-1+       Mississippi Hospital Equipment & Facilities Authority Northern
                              Mississippi Health Services Series 1 1.00% VRDO              $    26,750,000
   19,100,000   A-1+       Perry County MS PCR Leaf River Forest Production Project
                              1.02% VRDO                                                        19,100,000
    3,300,000   NR+        Washington County MS IDR La-Z-Boy Chair Co. Project
                              1.16% VRDO AMT                                                     3,300,000
----------------------------------------------------------------------------------------------------------
                                                                                                49,150,000
----------------------------------------------------------------------------------------------------------
Missouri -- 2.3%
    4,200,000   A-1+       Bi State MO Development Agency Metrolink Cross County
                              FSA-Insured 1.03% VRDO                                             4,200,000
    6,500,000   A-1        Boone County MO IDA Retirement Center Terrace Apartments
                              Project 1.07% VRDO                                                 6,500,000
    1,200,000   A-1+       Curators of University of Missouri System Facilities Series A
                              1.12% VRDO                                                         1,200,000
    1,595,000   NR+        Joplin MO IDA Smith & Smith Investments 1.15% VRDO AMT                1,595,000
                           Kansas City MO IDA MFH:
    3,750,000   VMIG 1*       Coach House North Apartment Project FHLMC-Insured
                                 1.03% VRDO                                                      3,750,000
    6,200,000   A-1           Crooked Creek Apartments Project Series A
                                 1.11% VRDO AMT                                                  6,200,000
    5,000,000   VMIG 1*    Kirkwood MO Tax Increment Revenue Kirkwood Commons
                              Project 1.02% VRDO                                                 5,000,000
                           Missouri Higher Education Loan Authority:
   21,700,000   VMIG 1*       Series 1990-A 1.08% VRDO AMT                                      21,700,000
    2,300,000   VMIG 1*       Series 1990-B 1.08% VRDO AMT                                       2,300,000
    2,700,000   VMIG 1*    Missouri State Development Finance Board Lease Municipal
                              Utilities 1.17% VRDO                                               2,700,000
    4,000,000   A-1        Missouri State Environmental Improvement & Energy Resource
                              Authority Utilicorp United Inc. Project 1.12% VRDO AMT             4,000,000
                           Missouri State HEFA:
    1,215,000   VMIG 1*       Assemblies Of God College 1.05% VRDO                               1,215,000
    1,439,000   A-1+          Barnes Hospital Project 1.03% VRDO                                 1,439,000
    1,020,000   A-1+          Christian Health Services 1.00% VRDO                               1,020,000
    3,700,000   NR+           Model Cities Health Corp. 1.05% VRDO                               3,700,000
   17,000,000   SP-1+         School District Advance Funding Program
                                 1.15% due 10/29/04                                             17,000,000
      690,000   VMIG 1*       St. Louis University 1.17% VRDO                                      690,000
    4,600,000   A-1+          Washington University Series A 1.03% VRDO                          4,600,000
    8,000,000   MIG 1*     Missouri State Public Utilities Common Revenue
                              2.00% due 10/15/04                                                 8,038,426
   18,000,000   A-1+       Palmyra MO IDA Solid Waste Disposal BASF Corp. Project
                              1.11% VRDO AMT                                                    18,000,000
                           St. Charles County MO IDA IDR FNMA-Insured:
      600,000   A-1+          Casalon Apartments Project 1.02% VRDO                                600,000
    3,000,000   A-1+          Remington Apartments Project 1.02% VRDO                            3,000,000


                       See Notes to Financial Statements.

    21  Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Schedule of Investments (continued)                               March 31, 2004
================================================================================

    FACE
   AMOUNT       RATING(a)                        SECURITY                                       VALUE
==========================================================================================================
Missouri -- 2.3% (continued)
$  25,000,000   SP-1+      St. Louis MO General Fund TRAN 2.00% due 6/25/04                $    25,065,580
                           St. Louis MO IDA MFH:
    9,500,000   NR+           Parque Carondelet Apartment Project 1.17% VRDO AMT                 9,500,000
   18,000,000   VMIG 1*       Pelican Cove FNMA-Insured 1.02% VRDO AMT                          18,000,000
----------------------------------------------------------------------------------------------------------
                                                                                               171,013,006
----------------------------------------------------------------------------------------------------------
Montana -- 0.1%
    8,085,000   A-1+       Montana State Health Facilities Authority Revenue Health Care
                              Pooled Loan Program Series A FGIC-Insured 1.02% VRDO               8,085,000
----------------------------------------------------------------------------------------------------------
Nebraska -- 0.5%
                           Nebraska Helpers Inc. MBIA-Insured:
    4,270,000   VMIG 1*       Series 517 PART 1.40% due 12/2/04                                  4,270,000
    5,400,000   A-1+          Series B 1.13% VRDO AMT                                            5,400,000
                           Nebraska IFA:
    6,000,000   A-1           MFH Riverbend Apartments Project 1.11% VRDO AMT                    6,000,000
   19,995,000   A-1           SFH MERLOT Series A PART 1.14% VRDO AMT                           19,995,000
----------------------------------------------------------------------------------------------------------
                                                                                                35,665,000
----------------------------------------------------------------------------------------------------------
Nevada -- 1.1%
   10,500,000   A-1+       Carson City NV Hospital Revenue Tahoe Hospital Project
                              Series B 1.02% VRDO                                               10,500,000
   21,720,000   VMIG 1*    Clark County NV School District Munitops Series 33
                              FSA-Insured PART 1.12% VRDO                                       21,720,000
                           Nevada Housing Division Series A:
    3,500,000   VMIG 1*       Multi Unit Housing 1.08% VRDO AMT                                  3,500,000
   21,995,000   A-1           Park Vista Apartments 1.05% VRDO                                  21,995,000
    4,460,000   VMIG 1*    Nevada Municipal Bond Bank Munitop MBIA-Insured
                              PART 1.12% VRDO                                                    4,460,000
   16,350,000   NR+        Nevada State GO PART 1.07% VRDO                                      16,350,000
----------------------------------------------------------------------------------------------------------
                                                                                                78,525,000
----------------------------------------------------------------------------------------------------------
New Hampshire -- 0.5%
                           New Hampshire Higher Educational & Health Facilities Authority:
    2,500,000   A-1+          Dartmouth Hitchcock FSA-Insured 1.02% VRDO                         2,500,000
    3,300,000   VMIG 1*       Exeter Hospital 1.02% VRDO                                         3,300,000
    7,990,000   A-1+          Mary Hitchcock Hospital FGIC-Insured 1.00% VRDO                    7,990,000
    5,045,000   A-1           St. Paul School 1.03% VRDO                                         5,045,000
                           New Hampshire State Business Finance Authority:
   14,000,000   A-1+          Lonza Biologics Inc. Series 1998 1.14% VRDO AMT                   14,000,000
    2,100,000   A-1+          Luminescent Systems Inc. 1.05% VRDO AMT                            2,100,000
    1,250,000   A-1           Park Nameplate Co. 1.11% VRDO AMT                                  1,250,000
----------------------------------------------------------------------------------------------------------
                                                                                                36,185,000
----------------------------------------------------------------------------------------------------------
New Jersey -- 0.0%
    1,500,000   VMIG 1*    New Jersey EDA EDR Erasteel Inc. Project 1.25% VRDO AMT               1,500,000
----------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

    22  Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Schedule of Investments (continued)                               March 31, 2004
================================================================================

    FACE
   AMOUNT       RATING(a)                        SECURITY                                       VALUE
==========================================================================================================
New Mexico -- 0.2%
$   4,000,000   SP-1+      New Mexico State TRAN 2.00% due 6/30/04                         $     4,011,017
    7,625,000   A-1+       University of New Mexico University Revenue Series B
                              1.05% VRDO                                                         7,625,000
----------------------------------------------------------------------------------------------------------
                                                                                                11,636,017
----------------------------------------------------------------------------------------------------------
New York -- 0.7%
   20,000,000   A-1+       New York City Municipal Water Finance Authority Sewer
                              Revenue Series A FGIC-Insured 1.10% VRDO                          20,000,000
                           New York City NY GO:
   20,000,000   SP-1+         RAN Series A 2.00% due 4/15/04                                    20,008,138
      700,000   A-1+          Sub-Series B-2 1.05% VRDO                                            700,000
    2,400,000   A-1+          Sub-Series J-3 1.05% VRDO                                          2,400,000
    2,000,000   A-1+       New York City NY HDC 90 West Street Series A 1.03% VRDO               2,000,000
                           New York City NY TFA:
                              Future Tax Secured:
      400,000   A-1+             Series B 1.10% VRDO                                               400,000
    2,000,000   A-1+             Series C 1.02% VRDO                                             2,000,000
    3,870,000   A-1+          New York City Recovery Series 1-A 1.05% VRDO                       3,870,000
      500,000   A-1+          Series 2-F 1.12% VRDO                                                500,000
    2,790,000   A-1+       Triborough Bridge & Tunnel Authority NY Series A
                              FSA-Insured 1.05% VRDO                                             2,790,000
----------------------------------------------------------------------------------------------------------
                                                                                                54,668,138
----------------------------------------------------------------------------------------------------------
North Carolina -- 3.0%
    2,500,000   NR+        Brunswick County NC Industrial Facilities & PCFA Wood
                              Industries Inc. Project 1.21% VRDO AMT                             2,500,000
   19,360,000   A-1        Buncombe County NC GO Series B 1.06% VRDO                            19,360,000
   11,400,000   A-1+       Charlotte NC COP Governmental Facilities Series F
                              1.03% due 6/1/04                                                  11,400,000
                           Iredell County NC PCR:
   10,800,000   NR+           PFC Schools Project AMBAC-Insured 1.05% VRDO                      10,800,000
    4,500,000   NR+           Valspar Corp. Project 1.16% VRDO AMT                               4,500,000
    9,000,000   A-1+       Mecklenburg County NC COP 1.03% VRDO                                  9,000,000
                           Mecklenburg County NC GO Series B:
    1,500,000   A-1+          1.05% VRDO                                                         1,500,000
   11,000,000   A-1+          2.00% due 2/01/05                                                 11,082,965
    2,600,000   Aa2*       North Carolina Agricultural Finance Authority Coastal Carolina
                              Gin Project 1.11% VRDO AMT                                         2,600,000
                           North Carolina Capital Facilities Finance Agency:
    4,060,000   A-1+          Cannon School Inc.1.03% VRDO                                       4,060,000
                              Elon College:
    4,335,000   NR+              Series A 1.05% VRDO                                             4,335,000
    4,260,000   NR+              Series B 1.05% VRDO                                             4,260,000
    9,825,000   A-1           Fayetteville State University Student Housing 1.01% VRDO           9,825,000
    6,950,000   NR+           Lees Mcrae College 1.01% VRDO                                      6,950,000


                       See Notes to Financial Statements.

    23  Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Schedule of Investments (continued)                               March 31, 2004
================================================================================

    FACE
   AMOUNT       RATING(a)                        SECURITY                                       VALUE
==========================================================================================================
North Carolina -- 3.0% (continued)
                           North Carolina EFA:
$   9,235,000   A-1           Charlotte Latin School 1.01% VRDO                            $     9,235,000
    3,950,000   NR+           Elon College 1.05% VRDO                                            3,950,000
    8,740,000   A-1           Johnson C. Smith University 1.01% VRDO                             8,740,000
    6,340,000   NR+           Queens College Series A 1.05% VRDO                                 6,340,000
    9,795,000   Aa1*          Warren Wilson College 1.00% VRDO                                   9,795,000
    9,300,000   A-1+       North Carolina HFA Home Ownership Series 15-C FSA-Insured
                              1.08% VRDO AMT                                                     9,300,000
                           North Carolina Medical Care Community Health Care Facilities:
   20,200,000   A-1           Baptist Hospital Project Series B 1.05% VRDO                      20,200,000
    2,325,000   NR+           Lutheran Retirement Project 1.05% VRDO                             2,325,000
   17,570,000   NR+           Randolph Hospital Inc. Project 1.05% VRDO                         17,570,000
    3,700,000   NR+        Robeson County NC IFA & PCFA Rocco Turkeys Inc. Project
                              1.16% VRDO AMT                                                     3,700,000
   11,900,000   A-1+       University of North Carolina Chapel Hill Hospital Series A
                              1.02% VRDO                                                        11,900,000
   18,000,000   A-1+       Winston-Salem NC COP 1.05% VRDO                                      18,000,000
----------------------------------------------------------------------------------------------------------
                                                                                               223,227,965
----------------------------------------------------------------------------------------------------------
North Dakota -- 0.1%
    3,600,000   A-1        Mercer County ND PCR Minnesota Power Inc. Project
                              Series 1999 1.03% VRDO                                             3,600,000
----------------------------------------------------------------------------------------------------------
Ohio -- 3.7%
   15,415,000   A-1+       Cleveland-Cuyahoga County OH Port Authority Euclid/93rd
                              Garage Office 1.05% VRDO                                          15,415,000
   48,595,000   AAA        Cuyahoga County OH Hospital Revenue University Hospital
                              Health System Series E 1.02% VRDO                                 48,595,000
   25,100,000   A-1+       Franklin County OH Holy Cross Health System Revenue
                              Series 1995 1.02% VRDO                                            25,100,000
                           Hamilton County OH Hospital Facilities:
   12,600,000   VMIG 1*       Children's Hospital Medical Center 1.04% VRDO                     12,600,000
   10,000,000   VMIG 1*       Elizabeth Gamble Series A 1.04% VRDO                              10,000,000
    9,500,000   A-1+       Hamilton County OH EDA St. Xavier High School Project
                              1.02% VRDO                                                         9,500,000
   24,600,000   A-1        Kent State University General Receipts Series 2001
                              MBIA-Insured 1.03% VRDO                                           24,600,000
    8,050,000   VMIG 1*    New Albany OH Community Authority Infrastructure
                              Improvement 1.02% VRDO                                             8,050,000
    3,350,000   A-1        Ohio Air Quality PCR Timken Co. 1.04% VRDO                            3,350,000
   18,650,000   A-1        Ohio Building Authority MSTC Series 133-A FSA-Insured
                              PART 1.09% VRDO (b)                                               18,650,000
                           Ohio State GO Infrastructure Improvement:
    9,000,000   A-1+          Series A 1.00% VRDO                                                9,000,000
    4,500,000   A-1+          Series B 1.00% VRDO                                                4,500,000
    5,585,000   A-1+          Series D 1.00% VRDO                                                5,585,000


                       See Notes to Financial Statements.

    24  Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Schedule of Investments (continued)                               March 31, 2004
================================================================================

    FACE
   AMOUNT       RATING(a)                        SECURITY                                       VALUE
==========================================================================================================
Ohio -- 3.7% (continued)
                           Ohio State Higher Educational Facilities:
$   6,000,000   VMIG 1*       1.07% VRDO                                                   $     6,000,000
    4,640,000   VMIG 1*       Pooled Financing Program Series A 1.02% VRDO                       4,640,000
    5,115,000   VMIG 1*       Pooled Financing Program Series B 1.03% VRDO                       5,115,000
   21,440,000   A-1+       Ohio State University General Receipts FSA-Insured
                              1.02% VRDO                                                        21,440,000
   18,600,000   A-1+       Ohio State Water Development Authority Series B
                              1.02% VRDO                                                        18,600,000
   25,000,000   NR+        University of Akron OH General Receipts FGIC-Insured
                              1.02% VRDO                                                        25,000,000
----------------------------------------------------------------------------------------------------------
                                                                                               275,740,000
----------------------------------------------------------------------------------------------------------
Oklahoma -- 1.3%
                           Oklahoma State Student Loan Authority MBIA-Insured:
   18,500,000   A-1+          Series A-1 1.06% VRDO AMT                                         18,500,000
    6,455,000   A-1           Series A-2 1.06% VRDO AMT                                          6,455,000
                           Oklahoma State Water Resources Board State Loan Program:
   16,140,000   A-1+          Series 1994-A 1.02% due 9/1/04                                    16,140,000
   29,720,000   A-1+          Series 2001 1.00% due 4/1/04                                      29,720,000
   20,000,000   A-1+          Series A 0.87% due 4/1/04                                         20,000,000
    5,865,000   VMIG 1*    Tulsa County OK HFA SFM Series PT-573 GNMA PART
                              1.20% due 4/8/04                                                   5,865,000
    2,900,000   A-1+       Tulsa County OK MFH Park Chase Apartments Series A-1 FNMA
                              1.02% VRDO                                                         2,900,000
----------------------------------------------------------------------------------------------------------
                                                                                                99,580,000
----------------------------------------------------------------------------------------------------------
Oregon -- 0.5%
   21,000,000   A-1+       Oregon State GO Series 73-E 1.00% VRDO                               21,000,000
    5,000,000   VMIG 1*    Oregon State Housing and Community Services Department
                              Series L 1.10% VRDO                                                5,000,000
   12,160,000   SP-1+      Oregon State TAN 2.25% due 11/15/04                                  12,247,020
    1,900,000   A-1+       Tri-County OR Metropolitan Transportation District Interstate
                              Max Project Series A 1.02% VRDO                                    1,900,000
----------------------------------------------------------------------------------------------------------
                                                                                                40,147,020
----------------------------------------------------------------------------------------------------------
Pennsylvania -- 6.6%
                           Allegheny County PA Hospital Development Authority:
    6,400,000   Aa2*          Dialysis Clinic 1.02% VRDO                                         6,400,000
   14,800,000   A-1+          Senior Living Corp. FNMA-Insured 1.02% VRDO                       14,800,000
    9,755,000   NR+        Dauphin County PA General Authority School District Pooled
                              Funding Program AMBAC-Insured 1.05% VRDO                           9,755,000
                           Emmaus PA General Authority FSA-Insured:
   73,540,000   A-1           Series 1996 1.02% VRDO                                            73,540,000
   37,850,000   A-1           Series A 1.02% VRDO                                               37,850,000
    1,000,000   A-1        Geisinger Authority PA Health System Geisinger Health System
                              1.12% VRDO                                                         1,000,000


                       See Notes to Financial Statements.

    25  Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Schedule of Investments (continued)                               March 31, 2004
================================================================================

    FACE
   AMOUNT       RATING(a)                        SECURITY                                       VALUE
==========================================================================================================
Pennsylvania -- 6.6% (continued)
$   3,590,000   A-1        Gettysburg PA Area IDR Brethern Home Community Project
                              Series A 1.01% VRDO                                          $     3,590,000
   20,175,000   A-1+       Harrisburg PA Authority School Revenue AMBAC-Insured
                              1.02% VRDO                                                        20,175,000
   14,350,000   A-1        Lancaster County PA Hospital Authority AMBAC-Insured
                              1.02% VRDO                                                        14,350,000
   50,460,000   A-1        New Garden PA General Authority Pooled Financing Program
                              AMBAC-Insured 1.05% VRDO                                          50,460,000
    9,095,000   A-1        North Lebanon PA Municipal Sewer Revenue FSA-Insured
                              1.06% VRDO                                                         9,095,000
                           Pennsylvania EDA Wengers Feed Mill Project AMT:
    7,355,000   NR+           Series B-1 1.16% VRDO                                              7,355,000
    8,295,000   NR+           Series F-3 1.16% VRDO                                              8,295,000
    4,100,000   A-1+       Pennsylvania Energy Development Authority Piney Creek
                              Series A 1.05% VRDO AMT                                            4,100,000
   17,000,000   A-1+       Pennsylvania Intergovernmental COOP Authority Special Tax
                              Revenue Philadelphia Funding 1.03% VRDO                           17,000,000
    2,500,000   AAA        Pennsylvania State GO FSA-Insured 4.00% due 5/1/04                    2,506,229
   10,000,000   A-1+       Pennsylvania State Higher Education Assistance Agency
                              Student Loan Revenue Series A-2 AMBAC-Insured
                                 1.09% VRDO AMT                                                 10,000,000
                           Pennsylvania State Higher Educational Facilities Authority
                              Colleges & Universities Revenue:
    6,085,000   A-1              Pennsylvania College of Optometry 1.01% VRDO                    6,085,000
    6,100,000   NR+              State System Series Y AMBAC-Insured 1.01% VRDO                  6,100,000
    6,450,000   NR+              Thomas Jefferson University AMBAC-Insured
                                   1.02% VRDO                                                    6,450,000
    6,230,000   A-1+             University of Pennsylvania Health Services Series B
                                 1.03% VRDO                                                      6,230,000
                           Pennsylvania State Turnpike Commission:
    5,000,000   A-1+          Series 2001-U 1.02% VRDO                                           5,000,000
    6,590,000   A-1+          Series A-1 1.03% VRDO                                              6,590,000
    2,500,000   A-1+          Series A-3 1.03% VRDO                                              2,500,000
   16,340,000   A-1+          Series B 1.02% VRDO                                               16,340,000
   26,150,000   A-1        Philadelphia PA Hospitals & Higher EFA Temple University
                              1.02% VRDO                                                        26,150,000
    6,600,000   A-1        Philadelphia PA IDR Chemical Heritage Foundation Project
                              1.01% VRDO                                                         6,600,000
   17,500,000   SP-1+      Philadelphia PA TRAN 2.00% due 6/30/04                               17,544,338
   10,000,000   A-1        Philadelphia PA Water Authority MSTC Series 1997-11
                              FGIC-Insured PART 1.09% VRDO (b)                                  10,000,000
    5,100,000   VMIG 1*    Quakertown PA Pooled Finance Program Series 1985
                              1.00% VRDO                                                         5,100,000
                           West Cornwall Township PA Municipal Authority:
   19,925,000   A-1+          Bethlehem School District Project FSA-Insured
                                 1.06% VRDO                                                     19,925,000


                       See Notes to Financial Statements.

    26  Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Schedule of Investments (continued)                               March 31, 2004
================================================================================

    FACE
   AMOUNT       RATING(a)                        SECURITY                                       VALUE
==========================================================================================================
Pennsylvania -- 6.6% (continued)
                              Government Loan Program FSA-Insured:
$   3,400,000   A-1+             1.06% VRDO                                                $     3,400,000
   20,665,000   A-1+             Series A 1.06% VRDO                                            20,665,000
   31,965,000   A-1        York County PA General Authority Pooled Financing
                              AMBAC-Insured Series 96-B 1.01% VRDO                              31,965,000
----------------------------------------------------------------------------------------------------------
                                                                                               486,915,567
----------------------------------------------------------------------------------------------------------
Rhode Island -- 0.0%
    1,000,000   VMIG 1*    Rhode Island Health & Education Building Corp.
                              St. Georges School 1.03% VRDO                                      1,000,000
                           Rhode Island State IFC:
    1,635,000   A-1           IDR Matthews Realty Co. LLC Series 1997 1.10% VRDO                 1,635,000
      450,000   A-1           J-Cor LLC Project Series 1998 1.10% VRDO AMT                         450,000
----------------------------------------------------------------------------------------------------------
                                                                                                 3,085,000
----------------------------------------------------------------------------------------------------------
South Carolina -- 1.4%
    1,800,000   Aa3*       Anderson County SC IDR Mikron Corp. Project
                              1.16% VRDO AMT                                                     1,800,000
    4,000,000   A-1        Darlington County SC IDR Nucor Corp. Project Series A
                              1.08% VRDO AMT                                                     4,000,000
    3,680,000   A-1        Greenwood County SC Hospital Series B MBIA-Insured
                              1.01% VRDO                                                         3,680,000
    2,545,000   Aa2*       South Carolina EFA for Private Nonprofit Institutions
                              Presbyterian College Project 1.01% VRDO                            2,545,000
                           South Carolina Jobs EDA:
    2,600,000   Aa3*          Advanced Automation Inc. Project 1.11% VRDO AMT                    2,600,000
    7,000,000   Aa2*          Christ Church Episcopal School 1.01% VRDO                          7,000,000
    3,600,000   Aa2*          Galey & Lord Industries Inc. Project 1.11% VRDO AMT                3,600,000
    8,635,000   Aa2*          Greenville Baptist Project 1.01% VRDO                              8,635,000
    7,000,000   VMIG 1*       Health Sciences Medical University 1.01% VRDO                      7,000,000
   12,500,000   A-1           Medical University Project 1.01% VRDO                             12,500,000
    4,200,000   NR+           Orders Realty Co. Inc. Project 1.11% VRDO AMT                      4,200,000
    5,000,000   NR+           Porter Academy Project 1.01% VRDO                                  5,000,000
   16,600,000   NR+        South Carolina Port Authority Munitop FSA-Insured
                              PART 1.16% VRDO AMT (b)                                           16,600,000
    3,500,000   NR+        South Carolina Public Service Authority MERLOT Series L
                              MBIA-Insured PART 1.10% VRDO                                       3,500,000
    5,385,000   A-1+       South Carolina State Housing MFH Spartanburg Series A
                              1.03% VRDO                                                         5,385,000
    7,410,000   VMIG 1*    Union SC Hospital District Healthcare Revenue 1.01% VRDO              7,410,000
    5,510,000   VMIG 1*    University of South Carolina School of Medicine Educational
                              Trust Healthcare Facilities 1.01% VRDO                             5,510,000
    3,500,000   A-1        Williamsburg County SC IDR Peddinghaus Project
                              1.14% VRDO AMT                                                     3,500,000
----------------------------------------------------------------------------------------------------------
                                                                                               104,465,000
----------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

    27  Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Schedule of Investments (continued)                               March 31, 2004
================================================================================

    FACE
   AMOUNT       RATING(a)                        SECURITY                                       VALUE
==========================================================================================================
South Dakota -- 0.1%
$     975,000   AAA        South Dakota HDA Series E 1.25% due 5/1/04 AMT                  $       975,000
    3,340,000   A-1+       South Dakota State Health and Education Facilities
                              University of Sioux Falls 1.02% VRDO                               3,340,000
----------------------------------------------------------------------------------------------------------
                                                                                                 4,315,000
----------------------------------------------------------------------------------------------------------
Tennessee -- 4.9%
    3,935,000   P-1*       Anderson County TN IDR Becromal of America Inc. Project
                              1.30% VRDO AMT                                                     3,935,000
                           Blount County TN Health & Educational Facilities Board Revenue:
    8,500,000   VMIG 1*       Asbury Centers Inc. Project 1.05% VRDO                             8,500,000
   13,600,000   VMIG 1*       Maryville College Project 1.05% VRDO                              13,600,000
    2,000,000   NR+        Blount County TN PBA Local Government Improvement
                              Series A-3-A AMBAC-Insured 1.13% VRDO                              2,000,000
    8,400,000   A-1+       Chattanooga TN Health Education & Housing Facility McCallie
                              School Project 1.02% VRDO                                          8,400,000
   16,485,000   VMIG 1*    Clarksville TN PBA Revenue 1.02% VRDO                                16,485,000
    4,400,000   NR+        Covington TN IDR Charms Co. Project 1.12% VRDO AMT                    4,400,000
   10,000,000   A-1+       Franklin County TN Health & Education Facilities Board
                              University of the South 1.05% VRDO                                10,000,000
   12,150,000   A-1+       Hamilton County TN IDR Tennessee Aquarium 1.05% VRDO                 12,150,000
    4,100,000   VMIG 1*    Jackson TN Energy Authority Gas System Revenue FSA-Insured
                              1.05% VRDO                                                         4,100,000
    6,000,000   VMIG 1*    Jackson TN Health & Education Facilities Board MFH Post
                              House Apartments FNMA-Insured 1.02% VRDO                           6,000,000
    8,500,000   VMIG 1*    Jefferson County TN Health & Education Facilities Carson
                              Newman College 1.02% VRDO                                          8,500,000
    6,500,000   VMIG 1*    Knox County TN IDB Moore McCormack Project 1.01% VRDO                 6,500,000
    8,100,000   Aa3*       Loudon TN IDB PCR A.E. Stanley Manufacturing Co. Project
                              1.01% VRDO                                                         8,100,000
   14,990,000   NR+        Memphis TN Center City Financing Corp. MFH
                              Series 1220 FNMA PART 1.08% VRDO                                  14,990,000
    1,175,000   A-1+       Memphis TN GO Series A 1.08% VRDO                                     1,175,000
    3,000,000   VMIG 1*    Metropolitan Nashville & Davidson Counties TN GO Munitop
                              Series 1999-1 FGIC-Insured PART 1.12% VRDO (b)                     3,000,000
                           Metropolitan Nashville & Davidson Counties TN HEFA:
    2,630,000   A-1+          Adventist Health System Series A 1.02% VRDO                        2,630,000
    7,000,000   A-1+          Ascension Health Series B-1 1.00% due 8/2/04                       7,000,000
    8,300,000   VMIG 1*       Belmont University Project 1.05% VRDO                              8,300,000
                           Metropolitan Nashville & Davidson Counties TN IDB:
    6,400,000   A-1+          Country Music Hall of Fame 1.04% VRDO                              6,400,000
    7,500,000   VMIG 1*       David Lipscomb University Project 1.05% VRDO                       7,500,000
      915,000   VMIG 1*       Father Ryan High 1.05% VRDO                                          915,000
    6,000,000   NR+           Nashville Symphony Hall 1.05% VRDO                                 6,000,000
                           Montgomery County TN PBA Pooled Financing:
    3,895,000   VMIG 1*       Montgomery County Loan Pool Series 1996 1.05% VRDO                 3,895,000
   60,220,000   VMIG 1*       Tennessee County Loan Pool 1.05% VRDO                             60,220,000


                       See Notes to Financial Statements.

    28  Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Schedule of Investments (continued)                               March 31, 2004
================================================================================

    FACE
   AMOUNT       RATING(a)                        SECURITY                                       VALUE
==========================================================================================================
Tennessee -- 4.9% (continued)
                           Sevier County TN PBA Local Government Public Improvement
                              AMBAC-Insured:
$   2,100,000   VMIG 1*          Series A-1 1.05% VRDO                                     $     2,100,000
    6,200,000   VMIG 1*          Series A-3 1.05% VRDO                                           6,200,000
    3,800,000   VMIG 1*          Series D-2 1.05% VRDO                                           3,800,000
    8,400,000   VMIG 1*          Series D-3 1.05% VRDO                                           8,400,000
    6,795,000   VMIG 1*          Series E-1 1.05% VRDO                                           6,795,000
    3,300,000   Aaa*             Series II-B-1 1.05% VRDO                                        3,300,000
    5,775,000   VMIG 1*          Series II-C-1 1.05% VRDO                                        5,775,000
    2,015,000   VMIG 1*          Series III-A-2 1.05% VRDO                                       2,015,000
    5,455,000   VMIG 1*          Series III-A-6 1.05% VRDO                                       5,455,000
    4,750,000   VMIG 1*          Series III-B-2 1.05% VRDO                                       4,750,000
    9,000,000   VMIG 1*          Series III-D-1 1.05% VRDO                                       9,000,000
    5,000,000   VMIG 1*          Series III-E-2 1.05% VRDO                                       5,000,000
    3,500,000   VMIG 1*          Series IV-A-4 1.13% VRDO                                        3,500,000
      900,000   VMIG 1*          Series IV-E-3 1.13% VRDO                                          900,000
    4,600,000   VMIG 1*          Series IV-I-2 1.13% VRDO                                        4,600,000
                           Shelby County TN Capital Outlay EMCP TECP:
    5,000,000   A-1+          Series 2001-A 1.00% due 4/7/04                                     5,000,000
    5,000,000   A-1+          Series 2003-A 1.00% due 4/7/04                                     5,000,000
    8,465,000   A-1        Shelby County TN Health Education & Housing Facilities
                              Board Methodist Healthcare MSTC Series 1998-36
                              MBIA-Insured PART 1.09% VRDO (b)                                   8,465,000
    6,300,000   NR+        Sullivan County TN IDB Microporous Products
                              1.16% VRDO AMT                                                     6,300,000
                           Sumner County TN GO:
    7,000,000   VMIG 1*       Capital Outlay Notes 1.05% VRDO                                    7,000,000
    4,500,000   VMIG 1*       Jail Capital Outlay Notes 1.05% VRDO                               4,500,000
   15,000,000   VMIG 1*       School Capital Outlay Notes 1.05% VRDO                            15,000,000
    4,650,000   A-1+       Tennessee State GO Series A 0.96% due 8/2/04 TECP                     4,650,000
----------------------------------------------------------------------------------------------------------
                                                                                               362,200,000
----------------------------------------------------------------------------------------------------------
Texas -- 14.5%
                           Austin TX Water & Wastewater Systems MBIA-Insured PART:
    9,960,000   VMIG 1*       MERLOT Series LLL 1.10% VRDO                                       9,960,000
    5,900,000   VMIG 1*       Munitop Series 2000-10 1.12% VRDO                                  5,900,000
    3,790,000   A-1+       Bell County TX Health Facilities Authority Scott & White
                              Memorial Hospital Series 2001-2 MBIA-Insured
                              1.12% VRDO                                                         3,790,000
                           Brazos River TX Harbor Navigation District:
   14,100,000   A-1+          BASF Corp. Project 1.05% VRDO                                     14,100,000
   20,000,000   A-1+          Brazoria County BASF Corp. Project 1.10% VRDO AMT                 20,000,000
    8,600,000   A-1+       Brownsville TX Utilities System Revenue Series B
                              1.03% VRDO                                                         8,600,000
    3,025,000   A-1+       Crawford TX Education Facilities Corp. River Oaks Baptist
                              School Project 1.02% VRDO                                          3,025,000


                       See Notes to Financial Statements.

    29  Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Schedule of Investments (continued)                               March 31, 2004
================================================================================

    FACE
   AMOUNT       RATING(a)                        SECURITY                                       VALUE
==========================================================================================================
Texas -- 14.5% (continued)
$   3,700,000   NR+        Crawford TX IDR Franklin Industries Project 1.11% VRDO AMT      $     3,700,000
                           Dallas-Fort Worth TX International Airport:
    6,900,000   A-1+          MBIA-Insured PART 1.12% VRDO AMT                                   6,900,000
   14,900,000   VMIG 1*       MERLOT Series 2000-2 FGIC-Insured PART 1.15% VRDO                 14,900,000
                           Dallas TX Water & Sewer System:
    8,000,000   VMIG 1*       Munitop Series 1998-19 FSA-Insured PART 1.12% VRDO                 8,000,000
                              TECP:
    1,521,000   A-1+             1.00% due 4/15/04                                               1,521,000
      567,000   A-1+             1.10% due 4/15/04                                                 567,000
      485,000   A-1+             1.15% due 4/15/04                                                 485,000
   18,370,000   A-1        Denton Water & Sewer MSTC Series 2001-117 PSFG PART
                              1.09% due VRDO (b)                                                18,370,000
    6,000,000   A-1+       Duncanville TX ISD GO MSTC Series SGA-149 PSFG PART
                              1.09% VRDO                                                         6,000,000
    3,250,000   NR+        Fort Bend County TX IDC IDR Aaron Rents Inc. Project
                              1.21% VRDO AMT                                                     3,250,000
    3,000,000   VMIG 1*    Fort Bend County TX ISD GO Munitops Series 1999-6
                              PSFG PART 1.12% VRDO (b)                                           3,000,000
     9,265,000  VMIG 1*    Frisco TX ISD GO School Building Munitop Series 2003-31
                              PSFG PART 1.12% VRDO                                               9,265,000
                           Grand Prairie TX ISD GO PSFG:
   51,535,000   AAA           1.00% due 8/1/04                                                  51,535,000
   10,000,000   VMIG 1*       Munitop Series 2000-20 PART 1.14% due 8/25/04                     10,000,000
    3,000,000   VMIG 1*    Greater East Texas Higher Education Revenue Series B SLMA
                              1.06% VRDO AMT                                                     3,000,000
   10,000,000   A-1+       Greater Texas Student Loan Corp. Series 1996-A SLMA
                              1.00% VRDO AMT                                                    10,000,000
    5,000,000   AAA        Gulf Coast TX Waste Disposal Authority PCR BP Amoco
                              1.25% due 7/15/04                                                  5,001,413
    4,500,000   P-1*       Harris County TX Flood Control District
                              1.00% due 7/30/04 TECP                                             4,500,000
    7,800,000   A-1+       Harris County TX GO Series SG-96 FGIC-Insured PART
                              1.07% VRDO                                                         7,800,000
                           Harris County TX Health Facilities Development Corp.:
    1,250,000   A-1+          Texas Children's Hospital Series B-1 MBIA-Insured
                                 1.13% VRDO                                                      1,250,000
    3,150,000   VMIG 1*       YMCA Greater Houston 1.12% VRDO                                    3,150,000
    4,140,000   A-1+       Harris County TX IDR Precision General Inc. Project
                              1.09% VRDO AMT                                                     4,140,000
    6,000,000   A-1+       Hockley County TX IDC PCR BP Amoco Corp. Project
                              1.05% due 5/1/04                                                   6,000,000
                           Houston TX Airport Systems PART:
    4,695,000   VMIG 1*       MERLOT Series BO-4 FSA-Insured 1.15% VRDO                          4,695,000
   15,000,000   VMIG 1*       Munitop Series 1998-15 FGIC-Insured 1.17% VRDO AMT                15,000,000
    2,995,000   VMIG 1*       Series 845-X FSA-Insured 1.08% VRDO                                2,995,000


                       See Notes to Financial Statements.

    30  Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Schedule of Investments (continued)                               March 31, 2004
================================================================================

    FACE
   AMOUNT       RATING(a)                        SECURITY                                       VALUE
==========================================================================================================
Texas -- 14.5% (continued)
                           Houston TX GO TECP:
                              Series A:
$   4,000,000   A-1+             1.00% due 6/2/04                                          $     4,000,000
   20,000,000   A-1+             0.98% due 6/4/04                                               20,000,000
                              Series B:
   10,000,000   A-1+             0.95% due 5/18/04                                              10,000,000
    4,500,000   A-1+             1.00% due 6/2/04                                                4,500,000
                           Houston TX Higher Education Rice University TECP:
    6,300,000   A-1+          0.95% due 4/2/04                                                   6,300,000
   16,700,000   A-1+          0.97% due 4/7/04                                                  16,700,000
    8,000,000   A-1+          0.98% due 6/8/04                                                   8,000,000
                           Houston TX ISD GO PSFG PART:
    5,000,000   VMIG 1*       Munitop Series 2000-11 1.18% VRDO                                  5,000,000
    7,320,000   A-1           Series PA-466 1.07% VRDO                                           7,320,000
                           Houston TX Water & Sewer:
                              PART:
    6,970,000   A-1              MERLOT Series A-128 MBIA-Insured 1.10% VRDO                     6,970,000
   19,400,000   A-1+             Series SGA-73 FGIC-Insured 1.09% VRDO                          19,400,000
                              Series A TECP:
   10,000,000   A-1+             0.98% due 5/17/04                                              10,000,000
   20,000,000   A-1+             0.95% due 5/27/04                                              20,000,000
    6,300,000   A-1        Jewett TX EDC IDR Nucor Corp. Project 1.08% VRDO AMT                  6,300,000
   50,000,000   A-1+       Katy TX ISD GO PSFG 1.04% VRDO                                       50,000,000
    8,000,000   Aa2*       Leon County TX IDR BOC Group Inc. Project 1.01% VRDO                  8,000,000
                           Lewisville TX ISD GO PSFG:
   10,290,000   VMIG 1*       Munitop Series 2001-9 PART 1.12% due 5/19/04 (b)                  10,290,000
    7,000,000   A-1+          Series SGA-134 1.09% VRDO                                          7,000,000
    2,600,000   A-1        Mansfield TX IDC Pier 1 Imports Project 1.04% VRDO AMT                2,600,000
                           Mansfield TX ISD GO PSFG:
    5,000,000   A-1+          0.95% VRDO                                                         5,000,000
    9,600,000   VMIG 1*       Series 1996 1.02% VRDO                                             9,600,000
    5,000,000   A-1+          Series SGA-129 PART 1.09% VRDO                                     5,000,000
    4,800,000   VMIG 1*    Mesquite TX ISD GO PSFG 1.02% VRDO                                    4,800,000
       65,000   NR+        North Central Texas Health Facilities Development Corp.
                              1.10% VRDO                                                            65,000
                           North Central Texas Health Facilities Methodist Hospital
                              AMBAC-Insured TECP:
    3,000,000   VMIG 1*          0.93% due 5/4/04                                                3,000,000
    6,000,000   VMIG 1*          0.95% due 6/1/04                                                6,000,000
                           North Texas Higher Education Authority Student Loan AMT:
   12,500,000   VMIG 1*       Series 1993-A 1.08% VRDO                                          12,500,000
    8,600,000   A-1+          Series A AMBAC-Insured SLMA 1.08% VRDO                             8,600,000
   17,000,000   VMIG 1*       Series B 1.08% VRDO                                               17,000,000
   24,100,000   A-1+          Series C AMBAC-Insured SLMA 1.08% VRDO                            24,100,000
    9,700,000   A-1+          Series F SLMA 1.08% VRDO                                           9,700,000


                       See Notes to Financial Statements.

    31  Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Schedule of Investments (continued)                               March 31, 2004
================================================================================

    FACE
   AMOUNT       RATING(a)                        SECURITY                                       VALUE
==========================================================================================================
Texas -- 14.5% (continued)
                           Northside TX ISD GO PSFG:
$  14,000,000   A-1+          School Building 1.02% due 6/15/04                            $    14,000,000
   10,000,000   A-1+          Series A 1.00% due 8/1/04                                         10,000,000
   27,100,000   VMIG 1*    Pasadena TX ISD GO PSFG Series A 1.04% VRDO                          27,100,000
   17,000,000   VMIG 1*    Plano TX Health Facilities Presbyterian Health Care
                              MBIA-Insured 0.92% due 4/6/04 TECP                                17,000,000
                           Plano TX ISD GO PSFG:
   32,565,000   A-1+          1.125% due 8/12/04                                                32,565,000
   19,700,000   A-1+          Series SGA-128 PART 1.09% VRDO                                    19,700,000
    8,315,000   A-1+       Polly Ryon Memorial Hospital Authority TX 1.02% VRDO                  8,315,000
   15,000,000   A-1+       Port Arthur TX Navigation District BASF Corp. Project Series A
                              1.10% VRDO AMT                                                    15,000,000
   11,215,000   A-1+       Round Rock TX ISD GO MSTC Series SGA-133 PSFG PART
                              1.09% VRDO                                                        11,215,000
                           San Antonio TX Gas & Electric:
   24,777,000   VMIG 1*       Munitop Series 1998-22 MBIA-Insured PART 1.12% VRDO               24,777,000
                              Series A TECP:
   18,800,000   A-1+             1.00% due 6/2/04                                               18,800,000
   24,300,000   A-1+             0.95% due 6/8/04                                               24,300,000
                           San Antonio TX Water System TECP:
    4,000,000   A-1+          Series A 0.98% due 4/6/04                                          4,000,000
    4,000,000   A-1+          Series A 1.00% due 6/2/04                                          4,000,000
   14,500,000   A-1+       San Jacinto TX College District AMBAC-Insured 1.04% VRDO             14,500,000
    5,150,000   VMIG 1*    Southeast Texas HFC MFH Oaks of Hitchcock Apartments
                              1.05% VRDO AMT                                                     5,150,000
      700,000   NR+        Southwest Higher Education Authority Southern Methodist
                              University 1.12% VRDO                                                700,000
    4,030,000   NR+        Sulphur Springs TX IDR CMH Manufacturing Inc. Project
                              1.11% VRDO AMT                                                     4,030,000
   11,930,000   A-1        Texas Department of Housing Residential Mortgage MSTC
                              Series 9003 GNMA-Insured PART 1.13% VRDO AMT (b)                  11,930,000
   16,290,000   A-1+       Texas Municipal Gas Reserves Corp. Series 1998 FSA-Insured
                              1.03% VRDO                                                        16,290,000
   20,000,000   A-1+       Texas Municipal Power Authority Series 2001
                              0.97% due 4/6/04 TECP                                             20,000,000
                           Texas State GO Veterans:
   11,500,000   A-1+          Housing Assistance 1.07% VRDO                                     11,500,000
   19,675,000   A-1+          Land Bond 1.05% VRDO                                              19,675,000
   13,110,000   A-1+          Land Series A 1.05% VRDO AMT                                      13,110,000
   95,000,000   SP-1+      Texas State TRAN 2.00% due 8/31/04                                   95,336,920
    8,030,000   VMIG 1*    Travis County TX HFC MFH Tanglewood Apartments FNMA
                              1.00% VRDO                                                         8,030,000
   18,000,000   A-1+       University of Texas Series A 0.95% due 5/7/04 TECP                   18,000,000


                       See Notes to Financial Statements.

    32  Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Schedule of Investments (continued)                               March 31, 2004
================================================================================

    FACE
   AMOUNT       RATING(a)                        SECURITY                                       VALUE
==========================================================================================================
Texas -- 14.5% (continued)
$   3,250,000   VMIG 1*    Wallis TX Higher Education Facilities Corp. St. Mark's
                              Episcopal School 1.02% VRDO                                  $     3,250,000
    5,245,000   A-1+       West Harris County TX Regional Water Authority Series
                              SGA-148 MBIA-Insured PART 1.09% VRDO                               5,245,000
----------------------------------------------------------------------------------------------------------
                                                                                             1,075,663,333
----------------------------------------------------------------------------------------------------------
Utah -- 1.7%
                           Intermountain Power Agency UT Power Supply TECP:
    3,100,000   A-1           Series 1997-B 0.95% due 5/6/04                                     3,100,000
   39,900,000   A-1           Series 1997-B-2 0.94% due 4/6/04                                  39,900,000
    1,420,000   A-1+       Ogden City UT IDR Infiltrator System Inc. Project
                              1.11% VRDO AMT                                                     1,420,000
    5,000,000   VMIG 1*    Salt Lake City UT Rowland Hall St. Marks Project 1.02% VRDO           5,000,000
   17,500,000   A-1+       Utah County UT IHC Health Services Inc. Series C 1.00% VRDO          17,500,000
                           Utah Housing Corp. SFM AMT:
    8,010,000   A-1+          Series 2 1.08% VRDO                                                8,010,000
    6,500,000   A-1+          Series D-2 Class 1 1.08% VRDO                                      6,500,000
    1,800,000   VMIG 1*       Series F-1 1.08% VRDO                                              1,800,000
   15,000,000   A-1+       Utah State Board of Regents Student Loan Revenue Series L
                              AMBAC-Insured 1.08% VRDO AMT                                      15,000,000
   17,690,000   NR+        Utah State HFA SFM Series B FHLB 1.08% VRDO                          17,690,000
    8,900,000   A-1+       Utah Transit Authority Sales Tax Revenue Series B 1.08% VRDO          8,900,000
----------------------------------------------------------------------------------------------------------
                                                                                               124,820,000
----------------------------------------------------------------------------------------------------------
Virginia -- 0.6%
      600,000   Aa2*       Alexandria VA IDA Global Printing Project 1.16% VRDO AMT                600,000
    7,910,000   A-1        Arlington VA GO 1.07% VRDO                                            7,910,000
    3,000,000   A-1+       King George County VA Garnet of VA Inc. Project
                              1.15% VRDO AMT                                                     3,000,000
    1,900,000   Aa2        Mecklenburg VA IDA Glaize & Brothers LLC
                              1.16% VRDO AMT                                                     1,900,000
    7,335,000   A-1        Norfolk VA IDA Children's Hospital Project 1.05% VRDO                 7,335,000
    6,800,000   VMIG 1*    Richmond VA IDA Richmond SPCA Project 1.05% VRDO                      6,800,000
    3,900,000   NR+        Rockbridge County VA IDA Des Champs Project
                              1.15% VRDO AMT                                                     3,900,000
    3,065,000   VMIG 1*    University of Virginia University Revenue Series 856
                              PART 1.07% VRDO                                                    3,065,000
    4,700,000   VMIG 1*    Virginia Beach VA Development Authority IMS Gear Project
                              1.11% VRDO AMT                                                     4,700,000
    2,400,000   A-1+       Virginia Port Authority Series SGA-111 MBIA-Insured PART
                              1.12% VRDO                                                         2,400,000
    2,780,000   Aa2        Virginia Small Business Finance Authority Ennstone Project
                              1.11% VRDO AMT                                                     2,780,000
----------------------------------------------------------------------------------------------------------
                                                                                                44,390,000
----------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

    33  Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Schedule of Investments (continued)                               March 31, 2004
================================================================================

    FACE
   AMOUNT       RATING(a)                        SECURITY                                       VALUE
==========================================================================================================
Washington -- 2.9%
$  44,050,000   A-1+       Energy Northwest WA Electric Revenue Project 3 Series D-3-2
                              MBIA-Insured 1.03% VRDO                                      $    44,050,000
    3,210,000   A-1+       Everett WA IDC Elizabeth A. Lynn Trust Project
                              1.12% VRDO AMT                                                     3,210,000
    5,300,000   A-1+       Kent County WA MSTC Series SGA-27 MBIA-Insured PART
                              1.09% VRDO                                                         5,300,000
                           King County WA Housing Authority:
    6,700,000   NR+           Landmark Apartments Project 1.05% VRDO                             6,700,000
    7,175,000   A-1+          Overlake Project 1.15% VRDO AMT                                    7,175,000
    7,000,000   A-1+       King County WA Sewer Revenue Series A 1.00% VRDO                      7,000,000
    2,180,000   A-1+       Olympia WA EDA Spring Air Northwest Project 1.12%
                              VRDO AMT                                                           2,180,000
    4,200,000   P-1*       Pierce County WA EDA Dock & Wharf Facilities SCS Industries
                              Project 1.12% VRDO AMT                                             4,200,000
   20,000,000   A-1        Washington Public Power Supply System Series 1998-3-A
                              MBIA-Insured 1.01% VRDO                                           20,000,000
    5,500,000   A-1        Washington State EDFA Solid Waste Disposal Waste
                              Management Project Series C 1.14% VRDO AMT                         5,500,000
                           Washington State GO:
   14,265,000   A-1           MSTC Series 2001-149 FGIC-Insured PART 1.09% VRDO (b)             14,265,000
   14,155,000   VMIG 1*       Munitop Series 2001-6 MBIA-Insured PART
                                 1.07% due 1/12/05                                              14,155,000
                           Washington State Health Care Facilities:
    4,800,000   VMIG 1*       National Healthcare Research & Education 1.05% VRDO                4,800,000
   19,500,000   A-1           Sisters of St. Joseph Peace MBIA-Insured 1.02% VRDO               19,500,000
   13,110,000   VMIG 1*    Washington State HEFA Seattle Pacific University Project
                              Series A 1.05% VRDO                                               13,110,000
                           Washington State HFC MFH:
    2,000,000   A-1+          Heatherwood Apartments Project Series A
                                 1.16% VRDO AMT                                                  2,000,000
    5,165,000   VMIG 1*       Olympic Heights Apartments FNMA 1.02% VRDO                         5,165,000
    5,720,000   A-1+          Regency Park Apartments Project Series A
                                 1.16% VRDO AMT                                                  5,720,000
    9,945,000   VMIG 1*       Series T FNMA GNMA PART 1.19% VRDO AMT                             9,945,000
    2,880,000   VMIG 1*       Valley View Apartments Project 1.02% VRDO                          2,880,000
    7,500,000   VMIG 1*       Vintage Mountain Vernon Project Series A
                                 1.07% VRDO AMT                                                  7,500,000
                           Yakima County WA Public Corp.:
    4,600,000   P-1*          Can-Am Millwork Ltd. Project 1.15% VRDO AMT                        4,600,000
    2,000,000   NR+           Longview Fibre Co. Project 1.15% VRDO AMT                          2,000,000
----------------------------------------------------------------------------------------------------------
                                                                                               210,955,000
----------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

    34  Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Schedule of Investments (continued)                               March 31, 2004
================================================================================

    FACE
   AMOUNT       RATING(a)                        SECURITY                                       VALUE
==========================================================================================================
West Virginia -- 0.0%
$   1,200,000   A-1+       Marion County WV Solid Waste Disposal Facilities Granttown
                              Project Series D 1.13% VRDO AMT                              $     1,200,000
    1,730,000   NR+        Putnam County WV Solid Waste Disposal FMC Corp.
                              1.21% VRDO AMT                                                     1,730,000
----------------------------------------------------------------------------------------------------------
                                                                                                 2,930,000
----------------------------------------------------------------------------------------------------------
Wisconsin -- 1.7%
    6,000,000   A-1+       Oneida Tribe of Indians HFA 1.05% VRDO                                6,000,000
   14,455,000   AAA        Wisconsin Center District Tax Revenue MSTC
                              Series 1999-70 FSA-Insured PART 1.09% VRDO (b)                    14,455,000
    9,200,000   A-1+       Wisconsin HEFA Wheaton Franciscan Services 1.04% VRDO                 9,200,000
    1,290,000   A-1        Wisconsin HFA MSTC Series 1999-74 PART
                              1.12% VRDO AMT (b)                                                 1,290,000
                           Wisconsin Housing & EDA Home Ownership FSA-Insured:
    4,970,000   A-1+          Series B 1.10% VRDO AMT                                            4,970,000
    9,175,000   A-1+          Series C FHLB 1.05% VRDO                                           9,175,000
    8,000,000   A-1+          Series E FHLB 1.10% VRDO AMT                                       8,000,000
    6,480,000   A-1+          Series I 1.08% VRDO AMT                                            6,480,000
                           Wisconsin School Districts Cash Flow Management
                              Program COP:
    7,000,000   MIG 1*           Series A-1 2.00% due 9/22/04                                    7,029,599
   15,000,000   MIG 1*           Series B-1 2.00% due 11/1/04                                   15,073,605
                           Wisconsin State GO:
   15,000,000   NR+           0.96% due 7/15/04                                                 15,000,000
                              TECP:
    6,546,000   A-1               0.95% due 5/6/04                                               6,546,000
    7,455,000   A-1               0.95% due 5/10/04                                              7,455,000
   13,000,000   A-1+       Wisconsin Transportation Series 1997-A
                              0.93% due 4/2/04 TECP                                             13,000,000
----------------------------------------------------------------------------------------------------------
                                                                                               123,674,204
----------------------------------------------------------------------------------------------------------
                           TOTAL INVESTMENTS -- 100.0%
                           (Cost -- $7,404,026,818**)                                       $7,404,026,818
----------------------------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service ("Standard & Poor's"), except for those which are identified by an asterisk (*), are rated by Moody's Investors Service ("Moody's").
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to the guidelines approved by the Board of Directors
+ Security has not been rated by either Standard & Poor's or Moody's. However, the Board of Directors has determined this security to be considered a first tier quality issue due to enhancement features; such as insurance and/or irrevocable letter of credit.
**    Aggregate cost for Federal income tax purposes is substantially the same.

      See pages 36 through 38 for definitions of ratings and certain abbreviations.


                       See Notes to Financial Statements.

    35  Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Bond Ratings (unaudited)
================================================================================

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA     -- Bonds that are rated "AAA" have the highest rating assigned by
           Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
AA      -- Bonds that are rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A       -- Bonds that are rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB     -- Bonds that are rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Baa", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa     -- Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa      -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
A       -- Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa     -- Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
NR      -- Indicates that the bond is not rated by Standard & Poor's or Moody's.


    36  Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Short-Term Security Ratings (unaudited)
================================================================================

SP-1    -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
SP-2    -- Standard & Poor's rating indicating satisfactory capacity to pay principal and interest.
A-1     -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
MIG 1   -- Moody's highest rating for short-term municipal obligations.
VMIG 1  -- Moody's highest rating for issues having a demand feature -- VRDO.
P-1     -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.


    37  Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Abbreviations* (unaudited)
================================================================================

ABAG       -- Association of Bay Area Governments
AIG        -- American International Guaranty
AMBAC      -- Ambac Assurance Corporation
AMT        -- Alternative Minimum Tax
BAN        -- Bond Anticipation Notes
BIG        -- Bond Investors Guaranty
CDA        -- Community Development Authority
CGIC       -- Capital Guaranty Insurance Company
CHFCLI     -- California Health Facility Construction Loan Insurance
CONNIE LEE -- College Construction Loan Insurance Corporation
COP        -- Certificate of Participation
DFA        -- Development Finance Authority
EDA        -- Economic Development Authority
EDC        -- Economic Development Corporation
EDFA       -- Economic Development Financial Authority
EDR        -- Economic Development Revenue
EFA        -- Educational Facilities Authority
EMCP       -- Extendable Municipal Commercial Paper
ETM        -- Escrowed to Maturity
FGIC       -- Financial Guaranty Insurance Company
FHA        -- Federal Housing Administration
FHLB       -- Federal Home Loan Bank
FHLMC      -- Federal Home Loan Mortgage Corp.
FLAIRS     -- Floating Adjustable Interest Rate Securities
FNMA       -- Federal National Mortgage Association
FRTC       -- Floating Rate Trust Certificates
FSA        -- Financial Security Assurance
GAN        -- Grant Anticipation Note
GDA        -- Government Development Authority
GEMICO     -- General Electric Mortgage Insurance Company
GIC        -- Guaranteed Investment Contract
GNMA       -- Government National Mortgage Association
GO         -- General Obligation
HDA        -- Housing Development Authority
HDC        -- Housing Development Corporation
HEFA       -- Health and Educational Facilities Authority
HFA        -- Housing Finance Authority
HFC        -- Housing Finance Corporation
IBC        -- Insured Bond Certificates
IDA        -- Industrial Development Authority
IDB        -- Industrial Development Board
IDC        -- Industrial Development Corporation
IDR        -- Industrial Development Revenue
IFA        -- Industrial Finance Agency
IFC        -- Industrial Facilities Corporation
INFLOS     -- Inverse Floaters
ISD        -- Independent School District
LOC        -- Letter of Credit
MBIA       -- Municipal Bond Investors Assurance Corporation
MERLOT     -- Municipal Exempt Receipts Liquidity Optional Tender
MFA        -- Mortgage Finance Agency
MFH        -- Multi-Family Housing
MSTC       -- Municipal Securities Trust Certificates
MVRICS     -- Municipal Variable Rate Inverse Coupon Security
PART       -- Partnership Structure
PBA        -- Public Building Authority
PCFA       -- Pollution Control Finance Authority
PCR        -- Pollution Control Revenue
PFA        -- Public Facilities Authority
PSFG       -- Permanent School Fund Guaranty
Q-SBLF     -- Qualified-School Bond Loan Fund
Radian     -- Radian Asset Assurance
RAN        -- Revenue Anticipation Notes
RAW        -- Revenue Anticipation Warrants
RIBS       -- Residual Interest Bonds
RITES      -- Residual Interest Tax-Exempt Security
SFH        -- Single-Family Housing
SFM        -- Single-Family Mortgage
SLMA       -- Student Loan Marketing Association
SPA        -- Standby Bond Purchase Agreement
SYCC       -- Structured Yield Curve Certificate
TAN        -- Tax Anticipation Notes
TCRS       -- Transferable Custodial Receipts
TECP       -- Tax Exempt Commercial Paper
TFA        -- Transitional Finance Authority
TOB        -- Tender Option Bonds
TRAN       -- Tax & Revenue Anticipation Notes
VA         -- Veterans Administration
VRDD       -- Variable Rate Daily Demand
VRDO       -- Variable Rate Demand Obligation
VRWE       -- Variable Rate Wednesday Demand
XLCA       -- XL Capital Assurance

-----------
*     Abbreviations may or may not appear in the schedule of investments.


    38  Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Statement of Assets and Liabilities                               March 31, 2004
================================================================================

ASSETS:
   Investments, at amortized cost                                 $7,404,026,818
   Cash                                                                  136,852
   Receivable for securities sold                                     92,878,748
   Receivable for Fund shares sold                                    81,572,171
   Interest receivable                                                15,186,661
   Prepaid expenses                                                      103,519
   Other assets                                                           90,858
--------------------------------------------------------------------------------
   Total Assets                                                    7,593,995,627
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
   Payable for securities purchased                                  176,222,839
   Payable for Fund shares reacquired                                126,028,936
   Management fee payable                                              2,715,029
   Dividends payable                                                   1,423,631
   Distribution plan fees payable                                        224,149
   Deferred compensation payable                                          90,858
   Accrued expenses                                                      146,428
--------------------------------------------------------------------------------
   Total Liabilities                                                 306,851,870
--------------------------------------------------------------------------------
Total Net Assets                                                  $7,287,143,757
================================================================================

NET ASSETS:
   Par value of capital shares                                    $   72,865,855
   Capital paid in excess of par value                             7,214,068,973
   Undistributed net investment income                                   144,437
   Accumulated net realized gain from investment transactions             64,492
--------------------------------------------------------------------------------
Total Net Assets                                                  $7,287,143,757
--------------------------------------------------------------------------------
Shares Outstanding:
   Class A                                                         7,286,582,206
   -----------------------------------------------------------------------------
   Class Y                                                                 3,340
   -----------------------------------------------------------------------------
Net Asset Value:
   Class A (and redemption price)                                 $         1.00
--------------------------------------------------------------------------------
   Class Y (and redemption price)                                 $         1.00
================================================================================


                       See Notes to Financial Statements.

    39  Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Statement of Operations                        For the Year Ended March 31, 2004
================================================================================

INVESTMENT INCOME:
   Interest                                                          $80,652,658
--------------------------------------------------------------------------------
EXPENSES:
   Management fee (Note 3)                                            33,467,708
   Distribution plan fees (Note 4)                                     7,641,646
   Transfer agency services (Note 4)                                   2,146,486
   Custody                                                               459,355
   Registration fees                                                     382,869
   Shareholder communications (Note 4)                                   101,782
   Directors' fees                                                        90,493
   Audit and legal                                                        72,051
   Other                                                                  65,516
--------------------------------------------------------------------------------
   Total Expenses                                                     44,427,906
--------------------------------------------------------------------------------
Net Investment Income                                                 36,224,752
--------------------------------------------------------------------------------
Net Realized Gain on Investments                                         128,311
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                               $36,353,063
================================================================================


                       See Notes to Financial Statements.

    40  Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Statements of Changes in Net Assets                For the Years Ended March 31,
================================================================================

                                                               2004                   2003
=================================================================================================
OPERATIONS:
   Net investment income                                 $     36,224,752       $     68,451,571
   Net realized gain                                              128,311                544,846
-------------------------------------------------------------------------------------------------
   Increase in Net Assets From Operations                      36,353,063             68,996,417
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
(NOTES 2 AND 5):
   Net investment income                                      (36,224,736)           (68,807,357)
   Net realized gain                                              (63,819)                    --
-------------------------------------------------------------------------------------------------
   Decrease in Net Assets From
     Distributions to Shareholders                            (36,288,555)           (68,807,357)
-------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
   Net proceeds from sale of shares                        28,957,291,412         27,464,304,984
   Net asset value of shares issued for
     reinvestment of dividends                                 35,887,913             70,246,350
   Cost of shares reacquired                              (29,519,320,629)       (28,165,822,450)
-------------------------------------------------------------------------------------------------
   Decrease in Net Assets From
     Fund Share Transactions                                 (526,141,304)          (631,271,116)
-------------------------------------------------------------------------------------------------
Decrease in Net Assets                                       (526,076,796)          (631,082,056)
NET ASSETS:
   Beginning of year                                        7,813,220,553          8,444,302,609
-------------------------------------------------------------------------------------------------
   End of year*                                          $  7,287,143,757       $  7,813,220,553
=================================================================================================
* Includes undistributed net investment income of:       $        144,437       $        144,421
=================================================================================================


                       See Notes to Financial Statements.

    41  Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Notes to Financial Statements
================================================================================

1.    Significant Accounting Policies

Smith Barney Municipal Money Market Fund, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with generally accepted accounting principles ("GAAP"): (a) security transactions are accounted for on trade date; (b) the Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value;
(d) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors;
(e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; and
(k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Exempt-Interest Dividends and Other Distributions

The Fund declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in Fund shares on the payable date. Furthermore, the Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such status when distributed to the shareholders of the Fund.


    42  Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

3.    Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. Effective July 1, 2003, the Fund pays SBFMa management fee calculated at an annual rate of 0.475% on the first $1 billion of the Fund's average daily net assets; 0.450% on the next $1 billion; 0.425% on the next $3 billion; 0.400% on the next $5 billion and 0.375% of the Fund's average daily net assets in excess of $10 billion. This fee is calculated daily and paid monthly.

Prior to July 1, 2003, the Fund paid SBFM a management fee calculated at an annual rate of 0.500% on the first $2.5 billion of the Fund's average daily net assets; 0.475% on the next $2.5 billion; 0.450% on the next $2.5 billion; and 0.400% on the Fund's average daily net assets in excess of $7.5 billion. This fee was calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the year ended March 31, 2004, the Fund paid transfer agent fees of $2,292,838 to CTB.

Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, acts as the Funds' distributor.

All officers and one Director of the Fund are employees of Citigroup or its affiliates.

4.    Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A shares calculated at the annual rate of 0.10% of the Fund's average daily net assets of that class. For the year ended March 31, 2004, total


    43  Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                                                       Class A
================================================================================
Rule 12b-1 Distribution Plan Fees                                     $7,641,646
================================================================================

For the year ended March 31, 2004, total Transfer Agency Service expenses were as follows:

                                                          Class A        Class Y
================================================================================
Transfer Agency Service Expenses                         $2,146,486        $0*
================================================================================

For the year ended March 31, 2004, total Shareholder Communication expenses were as follows:

                                                          Class A        Class Y
================================================================================
Shareholder Communication Expenses                        $101,782         $0*
================================================================================

*     Amount represents less than $1.

5.    Distributions Paid to Shareholders by Class


                                               Year Ended           Year Ended
                                             March 31, 2004       March 31, 2003
================================================================================
Class A
Net investment income                         $36,224,716          $68,804,289
Net realized gains                                 63,819                   --
--------------------------------------------------------------------------------
Total                                         $36,288,535          $68,804,289
================================================================================

Class Y
Net investment income                         $        20          $     3,068
Net realized gains                                      0*                  --
--------------------------------------------------------------------------------
Total                                         $        20          $     3,068
================================================================================
*     Amount represents less than $1.

6. Capital Shares

At March 31, 2004, the Fund had ten billion shares of capital stock authorized with a par value of $0.01 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically


    44  Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

related to the distribution of its shares. Class A and Y shares can be purchased directly by investors.

Transactions in shares of the Fund were as follows:

                                              Year Ended           Year Ended
                                            March 31, 2004       March 31, 2003
================================================================================
Class A
Shares sold                                  28,957,291,412      27,464,304,984
Shares issued on reinvestment                    35,887,893          70,243,250
Shares reacquired                           (29,519,320,629)    (28,164,835,559)
--------------------------------------------------------------------------------
Net Decrease                                   (526,141,324)       (630,287,325)
================================================================================

Class Y
Shares issued on reinvestment                            20               3,100
Shares reacquired                                        --            (986,891)
--------------------------------------------------------------------------------
Net Increase (Decrease)                                  20            (983,791)
================================================================================

7.    Income Tax Information and Distributions to Shareholders

At March 31, 2004, the tax basis components of distributable earnings were:


================================================================================
Undistributed tax-exempt income                                       $1,647,243
--------------------------------------------------------------------------------
Accumulated capital gain                                                  64,492
================================================================================

The tax character of distributions paid during the year ended March 31 was:

                                                      2004              2003
================================================================================
Tax-exempt income                                  $36,224,736       $68,807,357
Long-term capital gains                                 63,819                --
--------------------------------------------------------------------------------
Total                                              $36,288,555       $68,807,357
================================================================================

8.    Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As


    45  Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.


    46  Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Financial Highlights
================================================================================

For a share of each class of capital stock outstanding throughout each year ended March 31, unless otherwise noted:

Class A Shares                     2004            2003            2002            2001            2000
===========================================================================================================
Net Asset Value,
   Beginning of Year            $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
-----------------------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income             0.005           0.009           0.018           0.035           0.028
   Net realized gain                 0.000*             --              --              --              --
-----------------------------------------------------------------------------------------------------------
Total Income From Operations         0.005           0.009           0.018           0.035           0.028
-----------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income            (0.005)         (0.009)         (0.018)         (0.035)         (0.028)
   Net realized gains               (0.000)*            --              --              --              --
-----------------------------------------------------------------------------------------------------------
Total Distributions                 (0.005)         (0.009)         (0.018)         (0.035)         (0.028)
-----------------------------------------------------------------------------------------------------------
Net Asset Value,
   End of Year                  $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
-----------------------------------------------------------------------------------------------------------
Total Return                          0.48%           0.85%           1.84%           3.54%           2.89%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of
   Year (millions)              $    7,287      $    7,813      $    8,443      $    8,452      $    7,003
-----------------------------------------------------------------------------------------------------------
Ratios to Average
Net Assets:
   Expenses(1)                        0.58%           0.60%           0.61%           0.62%           0.63%
   Net investment income              0.47            0.84            1.82            3.46            2.84
===========================================================================================================

Class Y Shares                     2004            2003            2002            2001            2000
===========================================================================================================
Net Asset Value,
   Beginning of Year            $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
-----------------------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income             0.006           0.010           0.019           0.036           0.030
   Net realized gain                 0.000*             --              --              --              --
-----------------------------------------------------------------------------------------------------------
Total Income From Operations         0.006           0.010           0.019           0.036           0.030
-----------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income            (0.006)         (0.010)         (0.019)         (0.036)         (0.030)
   Net realized gains               (0.000)*            --              --              --              --
-----------------------------------------------------------------------------------------------------------
Total Distributions                 (0.006)         (0.010)         (0.019)         (0.036)         (0.030)
-----------------------------------------------------------------------------------------------------------
Net Asset Value,
   End of Year                  $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
-----------------------------------------------------------------------------------------------------------
Total Return                          0.60%           0.99%           1.93%           3.66%           3.03%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of
   Year (millions)              $      0.0**    $      0.0**    $      1.0      $      0.8      $      0.5
-----------------------------------------------------------------------------------------------------------
Ratios to Average
Net Assets:
   Expenses(1)                        0.44%           0.48%           0.48%           0.49%           0.50%
   Net investment income              0.60            1.12            1.92            3.50            2.87
===========================================================================================================

(1) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.70% for any share class.
*     Amount represents less than $0.001.
**    Amount represents less than $0.1 million.


    47  Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Independent Auditors' Report
================================================================================

To the Shareholders and Board of Directors of Smith Barney Municipal Money Market Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney Municipal Money Market Fund, Inc. ("Fund") as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Smith Barney Municipal Money Market Fund, Inc. as of March 31, 2004, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                                    /s/ KPMG LLP


New York, New York
May 12, 2004


    48  Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Additional Information (unaudited)
================================================================================

Information about Directors and Officers

The business and affairs of the Smith Barney Municipal Money Market Fund, Inc. ("Fund") are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and Officers is set forth below. The Statement of Additional Information includes additional information about Directors and is available, without charge, upon request by calling the Fund's transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010).

                                                                                                 Number of
                                                     Term of                                     Portfolios           Other
                                                   Office* and             Principal              in Fund             Board
                                  Position(s)        Length              Occupation(s)            Complex          Memberships
Name, Address                      Held with         of Time              During Past             Overseen           Held by
and Age                              Fund            Served               Five Years             by Director        Director
==============================================================================================================================
Non-Interested Directors:

Lee Abraham                        Director           Since       Retired; Former Director           27               None
13732 LeHavre Drive                                   1999        of Signet Group PLC
Frenchman's Creek
Palm Beach Gardens,
FL 33410
Age 76

Allan J. Bloostein                 Director           Since       President of Allan                 34           Taubman
27 West 67th Street                                   1999        Bloostein Associates, a                         Centers Inc.
New York, NY 10023                                                consulting firm; Former
Age 74                                                            Director of CVS Corp.

Jane F. Dasher                     Director           Since       Controller of PBK                  27               None
Korsant Partners                                      1999        Holdings Inc., a family
283 Greenwich Avenue                                              investment company
3rd Floor
Greenwich, CT 06830
Age 54

Donald R. Foley                    Director           Since       Retired                            19               None
3668 Freshwater Drive                                 1985
Jupiter, FL 33477
Age 81

Richard E. Hanson, Jr.             Director           Since       Retired; Former Head of            27               None
2751 Vermont Route 140                                1999        the New Atlanta Jewish
Poultney, VT 05764                                                Community High School
Age 62

Paul Hardin                        Director           Since       Professor of Law &                 34               None
12083 Morehead                                        1994        Chancellor Emeritus at
Chapel Hill,                                                      the University of
NC 27514-8426                                                     North Carolina
Age 72

Roderick C. Rasmussen              Director           Since       Investment Counselor               27               None
9 Cadence Court                                       1982
Morristown, NJ 07960
Age 77

John P. Toolan                     Director           Since       Retired                            27           John Hancock
13 Chadwell Place                                     1992                                                        Funds
Morristown, NJ 07960
Age 73


    49  Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Additional Information (unaudited) (continued)
================================================================================

                                                                                                 Number of
                                                     Term of                                     Portfolios           Other
                                                   Office* and             Principal              in Fund             Board
                                  Position(s)        Length              Occupation(s)            Complex          Memberships
Name, Address                      Held with         of Time              During Past             Overseen           Held by
and Age                              Fund            Served               Five Years             by Director        Director
==============================================================================================================================
Interested Director:

R. Jay Gerken**                    Chairman,          Since       Managing Director of              221              None
Citigroup Asset                    President          2002        Citigroup Global Markets
Management ("CAM")                 and Chief                      Inc. ("CGM"); Chairman,
399 Park Avenue,                   Executive                      President and Chief
4th Floor                          Officer                        Executive Officer of Smith
New York, NY 10022                                                Barney Fund Management LLC
Age 52                                                            ("SBFM"), Travelers
                                                                  Investment Adviser, Inc.
                                                                  ("TIA") and Citi Fund
                                                                  Management Inc. ("CFM");
                                                                  President and Chief
                                                                  Executive Officer of
                                                                  certain mutual funds
                                                                  associated with Citigroup
                                                                  Inc. ("Citigroup"); Formerly
                                                                  Portfolio Manager of Smith
                                                                  Barney Allocation Series
                                                                  Inc. (from 1996 to 2001)
                                                                  and Smith Barney Growth
                                                                  and Income Fund (from 1996
                                                                  to 2000)

Officers:

Andrew B. Shoup                    Senior Vice        Since       Director of CAM; Senior           N/A               N/A
CAM                                President          2003        Vice President and
125 Broad Street,                  and Chief                      Chief Administrative
11th Floor                         Administrative                 Officer of mutual funds
New York, NY 10004                 Officer                        associated with
Age 47                                                            Citigroup; Treasurer of
                                                                  certain mutual funds
                                                                  associated with Citigroup;
                                                                  Head of International
                                                                  Funds Administration of
                                                                  CAM (from 2001 to 2003);
                                                                  Director of Global Funds
                                                                  Administration of CAM
                                                                  (from 2000 to 2001); Head
                                                                  of U.S. Citibank Funds
                                                                  Administration of CAM
                                                                  (from 1998 to 2000)


    50  Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Additional Information (unaudited) (continued)
================================================================================

                                                                                                 Number of
                                                     Term of                                     Portfolios           Other
                                                   Office* and             Principal              in Fund             Board
                                  Position(s)        Length              Occupation(s)            Complex          Memberships
Name, Address                      Held with         of Time              During Past             Overseen           Held by
and Age                              Fund            Served               Five Years             by Director        Director
==============================================================================================================================
Richard L. Peteka                  Chief              Since       Director of CGM; Chief            N/A               N/A
CAM                                Financial          2002        Financial Officer and
125 Broad Street,                  Officer and                    Treasurer of certain
11th Floor                         Treasurer                      mutual funds affiliated
New York, NY 10004                                                with Citigroup; Director
Age 42                                                            and Head of Internal
                                                                  Control for CAM U.S.
                                                                  Mutual Fund Administration
                                                                  (from 1999 to 2002); Vice
                                                                  President, Head of Mutual
                                                                  Fund Administration and
                                                                  Treasurer at Oppenheimer
                                                                  Capital (from 1996 to 1999)

Julie P. Callahan, CFA             Vice               Since       Vice President of CGM             N/A               N/A
CGM                                President          2002
399 Park Avenue,                   and
4th Floor                          Investment
New York, NY 10022                 Officer
Age 31

Joseph P. Deane                    Vice               Since       Managing Director of              N/A               N/A
CGM                                President          1999        CGM; Investment
399 Park Avenue,                   and                            Officer of SBFM
4th Floor                          Investment
New York, NY 10022                 Officer
Age 56


    51  Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Additional Information (unaudited) (continued)
================================================================================

                                                                                                 Number of
                                                     Term of                                     Portfolios           Other
                                                   Office* and             Principal              in Fund             Board
                                  Position(s)        Length              Occupation(s)            Complex          Memberships
Name, Address                      Held with         of Time              During Past             Overseen           Held by
and Age                              Fund            Served               Five Years             by Director        Director
==============================================================================================================================
Andrew Beagley                     Chief              Since       Director of CGM (since 2000);     N/A               N/A
CAM                                Anti-Money         2002        Director of Compliance,
399 Park Avenue,                   Laundering                     North America, CAM (since
4th Floor                          Compliance                     2000); Chief Anti-Money
New York, NY 10022                 Officer                        Laundering Compliance
Age 40                                                            Officer and Vice President
                                                                  of certain mutual funds
                                                                  associated with Citigroup;
                                                                  Director of Compliance,
                                                                  Europe, the Middle East and
                                                                  Africa, CAM (from 1999 to
                                                                  2000); Compliance Officer,
                                                                  Salomon Brothers Asset
                                                                  Management Limited, Smith
                                                                  Barney Global Capital
                                                                  Management Inc., Salomon
                                                                  Brothers Asset Management
                                                                  Asia Pacific Limited (from
                                                                  1997 to 1999)

Kaprel Ozsolak                     Controller         Since       Vice President of CGM;            N/A               N/A
CAM                                                   2002        Controller of certain
125 Broad Street,                                                 mutual funds associated
11th Floor                                                        with Citigroup
New York, NY 10004
Age 38

Robert I. Frenkel                  Secretary          Since       Managing Director and             N/A               N/A
CAM                                and                2003        General Counsel of
300 First Stamford Place           Chief Legal                    Global Mutual Funds
4th Floor                          Officer                        for CAM and its
Stamford, CT 06902                                                predecessor (since
Age 48                                                            1994); Secretary of
                                                                  CFM (from 2001 to
                                                                  2004); Secretary and
                                                                  Chief Legal Officer of
                                                                  mutual funds associated
                                                                  with Citigroup

----------
* Each Director and Officer serves until his or her successors has been duly elected and qualified.
** Mr. Gerken is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.


    52  Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

================================================================================
Tax Information (unaudited)
================================================================================

For Federal tax purposes the Fund hereby designates for the fiscal year ended March 31, 2004:

      o     Total long-term capital gain dividends designated of $63,819.

100% of the dividends paid by the Fund from net investment income were tax-exempt for regular Federal income tax purposes.


    53  Smith Barney Municipal Money Market Fund, Inc. | 2004 Annual Report

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


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

--------------------------------------------------------------------------------
SMITH BARNEY
MUNICIPAL MONEY
MARKET FUND, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DIRECTORS

Lee Abraham
Allan J. Bloostein
Jane F. Dasher
Donald R. Foley
R. Jay Gerken, CFA
  Chairman
Richard E. Hanson, Jr.
Paul Hardin
Roderick C. Rasmussen
John P. Toolan

OFFICERS

R. Jay Gerken, CFA
President and
Chief Executive Officer

Andrew B. Shoup
Senior Vice President and
Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Julie P. Callahan, CFA
Vice President and
Investment Officer

Joseph P. Deane
Vice President and
Investment Officer

Andrew Beagley
Chief Anti-Money
Laundering Compliance
Officer

OFFICERS (continued)

Kaprel Ozsolak
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer

INVESTMENT
MANAGER

Smith Barney Fund
  Management LLC

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN

State Street Bank and
  Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT

PFPC Inc.
P.O. Box 9699
Providence, Rhode Island
02940-9699

--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.

This report is submitted for the general information of the shareholders of Smith Barney Municipal Money Market Fund, Inc.

SMITH BARNEY MUNICIPAL
MONEY MARKET FUND, INC.
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004


(C)2004 Citigroup Global Markets Inc.
Member NASD, SIPC


FD02396 5/04                                                             04-6642

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Directors of the registrant has determined that Jane F. Dasher, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Ms. Dasher as the Audit Committee's financial expert. Ms. Dasher is an "independent" Director pursuant to paragraph (a)(2) of
         Item 3 to Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Audit Fees for Smith Barney Municipal Money Market Fund, Inc. were $38,000 and $38,000 for the years ended 3/31/04 and 3/31/03.

         (b) Audit-Related Fees for Smith Barney Municipal Money Market Fund, Inc. were $0 and $0 for the years ended 3/31/04 and 3/31/03.

         (c) Tax Fees for Smith Barney Municipal Money Market Fund, Inc. were $2,100 and $2,100 for the years ended 3/31/04 and 3/31/03. These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Smith Barney Municipal Money Market Fund, Inc.

         (d) There were no all other fees for Smith Barney Municipal Money Market Fund, Inc. for the years ended 3/31/04 and 3/31/03.

         (e) (1) Audit Committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

                  The Charter for the Audit Committee (the "Committee") of the Board of each registered investment company (the "Fund") advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc or one of their affiliates (each, an "Adviser") requires that the Committee shall approve
                  (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

                  The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

                  Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

         (f)      N/A

         (g) Non-audit fees billed - $100,000 and $1.2 million for the years ended 12/31/2003 and 12/31/2002.

         (h) Yes. The Smith Barney Municipal Money Market Fund, Inc.'s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Accountant's independence. All services provided by the Accountant to the Smith Barney Municipal Money Market Fund, Inc. or to Service Affiliates which were required to be pre-approved were pre-approved as required.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)      Code of Ethics attached hereto.

         Exhibit 99.CODE ETH

         (b)      Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Municipal Money Market Fund, Inc.

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Smith Barney Municipal Money Market Fund, Inc.

Date:    June 7, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Smith Barney Municipal Money Market Fund, Inc.

Date:    June 7, 2004

By:      /s/ Richard L. Peteka
         Richard L. Peteka
         Chief Financial Officer of
         Smith Barney Municipal Money Market Fund, Inc.

Date:    June 7, 2004